UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

___________________________________________

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23157

___________________________________________

Brookfield Real Assets Income Fund Inc.
(Exact name of registrant as specified in charter)

___________________________________________

Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281-1048
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.
Brookfield Public Securities Group LLC
Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281-1048
(Name and address of agent for service)

___________________________________________

(855) 777-8001
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Brookfield Real Assets Income Fund Inc.

Semi-Annual Report

June 30, 2024

IN PROFILE

Brookfield Public Securities Group LLC (the “Firm”) is an SEC-registered investment adviser and represents the Public Securities platform of Brookfield Asset Management (as defined below). The Firm provides global listed real assets strategies including real estate equities, infrastructure and energy infrastructure equities, multi-real-asset-class strategies and real asset debt. With appoximately $28 billion of assets under management as of June 30, 2024, the Firm manages separate accounts, registered funds and opportunistic strategies for institutional and individual clients, including financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net worth investors. The Firm is an indirect wholly-owned subsidiary of Brookfield Asset Management ULC with $1 trillion of assets under management as of June 30, 2024, an unlimited liability company formed under the laws of British Columbia, Canada (“BAM ULC”). Brookfield Corporation, a publicly traded company (NYSE: BN; TSX: BN), holds a 75% interest in BAM ULC, while Brookfield Asset Management Ltd., a publicly traded company (NYSE: BAM; TSX: BAMA) (“Brookfield Asset Management”), holds a 25% interest in BAM ULC. For more information, go to https://publicsecurities.brookfield.com.

Brookfield Real Assets Income Fund Inc. (the “Fund”) is managed by Brookfield Public Securities Group LLC. The Fund uses its website as a channel of distribution of material company information. Financial and other material information regarding the Fund is routinely posted on and accessible at https://www.brookfieldoaktree.com/fund/brookfield-real-assets-income-fund-inc.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https://www.brookfieldoaktree.com/fund/brookfield-real-assets-income-fund-inc), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker, investment adviser, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at 1-855-777-8001 or by sending an e-mail request to the Fund at info@brookfieldoaktree.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may call 1-855-777-8001 or send an email request to info@brookfieldoaktree.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with the Fund.

This report is for shareholder information. This is not a Prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

LETTER TO SHAREHOLDERS

Dear Shareholders,

We are pleased to provide the Semi-Annual Report for Brookfield Real Assets Income Fund Inc. (the “Fund”) for the six-month period ended June 30, 2024.

Global equities rallied during the first half of 2024, on hopes of a soft economic landing and tamer inflation in the U.S. The MSCI World Index rose 12.04%. In the U.S., large cap stocks, as measured by the S&P 500 Index, gained 15.29%, with enthusiasm about artificial intelligence fueling gains for big technology companies. Within commodities, the Bloomberg Commodity Index gained 5.14%, as geopolitical concerns helped lift oil prices.

Real asset equities underperformed the broader market during the first half of the year, as tight monetary policy continued to hamper sentiment for many real estate and infrastructure sectors with longer-duration cash flows. Global real estate equities, as measured by the FTSE EPRA, fell -3.17% for the first six months of 2024, though there was dispersion among U.S. property types. Health care and residential stocks rose more than 10% and 7% respectively, during the first half, while deteriorating fundamentals weighed on industrials and hotel stocks. Global listed infrastructure posted moderate gains, with the FTSE Global Core Infrastructure 50/50 Index advancing 2.77%, helped by the ongoing rally among midstream energy equities.

Fixed-income markets were overall positive for the first half of the year, as income return and spreads tightening outweighed increases in U.S. Treasury rates to 4.40% from 3.88% as of December 31, 2023. Broad investment grade rose 0.04%, as measured by the ICE BofA U.S. Corporate Index. Broad high yield returned 2.65%, as measured by the ICE BofA U.S. High Yield Index. Real asset investment grade slightly underperformed its broader market counterpart due to its longer duration, while real asset high yield underperformed on continued weakness within telecommunications. Meanwhile, real estate structured credit posted positive performance in the first half of 2024 as investor sentiment about the real estate sector improved, underpinned by the expectations that interest rates have peaked.

As the second half of 2024 kicks off, we believe we have entered an economic environment of moderate inflation, after having spent the last three years firmly in a high-inflationary backdrop. The current environment supports market expectations that the U.S. Federal Reserve could cut interest rates at least once in 2024, as it seeks to achieve a soft landing. In our view, real asset securities are positioned to generate positive returns amid a normalizing interest rate environment and attractive valuations.

Moreover, at Brookfield, the assets owned by the companies in which we invest live at the epicenter of several decades-long megatrends, namely: Decarbonization, Deglobalization and Digitization. Trillions of dollars will be deployed as these trends play out; and across our funds we seek to uncover the highest quality listed equity and debt investment opportunities that stand to benefit from these secular shifts as well as the more favorable macro backdrop. Finally, active security selection focused on fundamentals—namely earnings growth and valuations—is key to producing attractive investment returns in any environment.

In addition to performance information and additional discussion on factors impacting the Fund, this report provides the Fund’s unaudited financial statements and schedule of investments as of June 30, 2024.

We welcome your questions and comments and encourage you to contact our Investor Relations team at 1-855-777-8001 or visit us at https://www.brookfieldoaktree.com/ for more information.

Thank you for your support.

2024 Semi-Annual Report	1

LETTER TO SHAREHOLDERS (continued)

Sincerely,

Brian F. Hurley	Paula Horn
President Brookfield Real Assets Income Fund Inc.	President and Chief Investment Officer Brookfield Public Securities Group LLC

These views represent the opinions of Brookfield Public Securities Group LLC and are not intended to predict or depict the performance of any investment. These views are primarily as of the close of business on June 30, 2024, and subject to change based on subsequent developments.

Past performance is no guarantee of future results.

Investing involves risk. Principal loss is possible. Real assets includes real estate securities, infrastructure securities and natural resources securities. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conservation policies. Natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics.

Quasar Distributors, LLC provides filing administration for the Brookfield Real Assets Income Fund Inc.

2	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Fund Performance (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

As of June 30, 2024	Six Months†	1 Year	5 Years	Since Inception*
Brookﬁeld Real Assets Income Fund Inc. - Based on Net Asset Value	2.60%	10.15%	2.75%	4.50%
Brookﬁeld Real Assets Income Fund Inc. - Based on Market Price	5.22%	(13.82)%	2.18%	4.71%
ICE BofA U.S. High Yield Index	2.65%	10.52%	3.76%	4.72%

† Returns for less than one year are not annualized.

* Inception date of December 2, 2016.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Disclosure

Past performance is no guarantee of future results.

All returns shown in USD.

ICE BofA U.S. High Yield Index tracks the performance of U.S.-dollar-denominated below-investment-grade corporate debt publicly issued in the U.S. domestic market.

An index does not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Fund currently holds these securities. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

The Fund may utilize leverage to seek to enhance the yield and net asset value of its common stock, as described in the Fund’s Prospectus. These objectives will not necessarily be achieved in all interest rate environments. The leverage strategy of the Fund assumes a positive slope to the yield curve (short-term interest rates lower than long-term rates). Otherwise, the benefits of leverage will be reduced or eliminated completely. The use of leverage involves risk, including the potential for higher volatility and greater declines of the Fund’s net asset value, fluctuations of dividends and other distributions paid by the Fund and the market price of the Fund’s common stock, among others.

This report may contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor’s. Reproduction and distribution of third party content in any form is prohibited except with the prior written permission of the related third party. Third party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the case, of the results obtained from the use of such content.

THIRD PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS. Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

2024 Semi-Annual Report	3

BROOKFIELD REAL ASSETS INCOME FUND INC. Fund Performance (Unaudited) (continued)

Performance data quoted represents past performance results and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

Fixed income investing entails credit and interest rate risks. Interest rate risk is the risk that rising interest rates or an expectation of rising interest rates in the near future will cause the values of the Fund’s investments to decline. Risks associated with rising interest rates are heightened given that rates in the U.S. are at or near historic lows. When interest rates rise, bond prices generally fall, and the value of the portfolio can fall. Below-investment-grade (“high yield” or “junk”) bonds are more at risk of default and are subject to liquidity risk. Mortgage-backed securities are subject to prepayment risk. Foreign investments may be volatile and involve additional expenses and special risks, including currency fluctuations, foreign taxes, regulatory and geopolitical risks. Emerging and developing market investments may be especially volatile. Derivative instruments entail higher volatility and risk of loss compared to traditional stock or bond investments.

These views represent the opinions of Brookfield Public Securities Group LLC and are not intended to predict or depict the performance of any investment. These views are as of the close of business on June 30, 2024 and subject to change based on subsequent developments.

4	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Portfolio Characteristics (Unaudited) June 30, 2024
PORTFOLIO STATISTICS
Annualized distribution rate[1]	11.10%
Weighted average coupon	5.60%
Weighted average life	3.22 years
Percentage of leveraged assets	19.95%
Total number of holdings	523
ASSET BY COUPON TYPE DISTRIBUTION[2]
Corporate Credit
— Real Estate	14.8%
— Infrastructure	38.0%
— Natural Resources	7.2%
Total Corporate Credit	60.0%
Securitized Credit
— Residential Mortgage-Backed Securities	23.8%
— Commercial Mortgage-Backed Securities	10.0%
— Other	0.6%
Total Securitized Credit	34.4%
Equities
— Real Estate	1.3%
— Infrastructure	3.2%
Total Equities	4.5%
Money Market Fund	1.1%
Total	100.0%
FIXED INCOME ASSETS BY CREDIT RATING[3]
BBB and Above	20.2%
BB	41.4%
B	9.7%
CCC and Below	9.4%
Unrated	19.3%
Total	100.0%

____________

1 The distribution rate referenced above is calculated as the annualized amount of the most recent monthly distribution declared divided by the June 30, 2024 stock price. This calculation does not include any non-income items such as loan proceeds or borrowings. The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of your distribution may be a return of capital. Year-to-date through June 30, 2024, 39.97% of its distributions are estimated to be a return of capital.

2 Percentages are based on total market value of investments.

3 Percentages are based on total market value of fixed income securities.

2024 Semi-Annual Report	5

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) June 30, 2024
	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 0.2%
U.S. Government Agency Collateralized Mortgage Obligations – 0.0%
Federal National Mortgage Association 6.85%, 1997-79, Class PL, 12/18/27	$17,618	$17,875
U.S. Government Agency Pass-Through Certificates – 0.2%
Federal Home Loan Mortgage Corporation
7.00%, Pool C69047, 06/01/32	114,009	118,718
8.00%, Pool C56878, 08/01/31	29,809	30,563
8.00%, Pool C59641, 10/01/31	24,963	25,598
8.50%, Pool C55167, 07/01/31	27,400	27,964
8.50%, Pool C55169, 07/01/31	35,697	36,883
Federal National Mortgage Association
7.00%, Pool 645912, 06/01/32	108,080	112,173
7.00%, Pool 645913, 06/01/32	110,914	114,909
7.00%, Pool 650131, 07/01/32	118,354	123,252
7.50%, Pool 827853, 10/01/29	3,944	3,918
7.50%, Pool 545990, 04/01/31	64,331	65,893
7.50%, Pool 255053, 12/01/33	34,957	36,863
7.50%, Pool 735576, 11/01/34	73,434	76,399
7.50%, Pool 896391, 06/01/36	68,878	70,555
8.00%, Pool 458132, 03/15/31	136	135
8.00%, Pool 735800, 01/01/35	96,635	103,301
8.50%, Pool 636449, 04/01/32	96,143	101,694
9.00%, Pool 545436, 10/01/31	84,011	90,573
Total U.S. Government Agency Pass-Through Certificates		1,139,391
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,120,768)		1,157,266
SECURITIZED CREDIT – 42.9%
Commercial Mortgage-Backed Securities – 10.1%
ACAM Ltd. 8.19%, 2019-FL1, Class D (1 mo. Term SOFR + 2.86%), 11/17/34 (a),(b),(c)	1,902,000	1,839,018
8.44%, 2019-FL1, Class E (1 mo. Term SOFR + 3.11%), 11/17/34 (a),(b),(c)	2,098,000	1,932,724
ACRES Commercial Realty Ltd. 8.09%, 2021-FL1, Class D (1 mo. Term SOFR + 2.76%), 06/15/36 (a),(b),(c)	1,000,000	917,635
BAMLL Commercial Mortgage Securities Trust 10.44%, 2021-JACX, Class F (1 mo. Term SOFR + 5.11%), 09/15/38 (a),(c)	5,000,000	3,816,414
BBCMS Mortgage Trust 10.24%, 2021-AGW, Class G (1 mo. Term SOFR + 4.91%), 06/15/36 (a),(c)	4,000,000	2,760,211
Beast Mortgage Trust 9.89%, 2021-1818, Class F (1 mo. Term SOFR + 4.56%), 03/15/36 (a),(c)	1,250,000	767,107
Benchmark Mortgage Trust 3.24%, 2018-B6, Class E, 10/10/51 (a)	2,000,000	962,752
BWAY Mortgage Trust 5.03%, 2022-26BW, Class E, 02/10/44 (a),(b)	3,000,000	1,899,564
BX Trust 7.69%, 2021-ARIA, Class E (1 mo. Term SOFR + 2.36%), 10/15/36 (a),(c)	1,000,000	980,794
9.48%, 2021-SDMF, Class J (1 mo. Term SOFR + 4.15%), 09/15/34 (a),(c)	4,796,264	4,433,401

____________

See Notes to Financial Statements.

6	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
SECURITIZED CREDIT (continued)
Citigroup Commercial Mortgage Trust 10.09%, 2021-KEYS, Class G (1 mo. Term SOFR + 4.76%), 10/15/36 (a),(c)	$3,500,000	$3,408,127
CLNC Ltd. 8.65%, 2019-FL1, Class E (1 mo. Term SOFR + 3.31%), 08/20/35 (a),(b),(c)	3,000,000	2,795,368
Federal Home Loan Mortgage Corp. 4.48%, K-152, Class X3, 11/25/55	5,250,000	1,417,039
FS Rialto 7.94%, 2019-FL1, Class C (1 mo. Term SOFR + 2.61%), 12/16/36 (a),(b),(c)	2,000,000	1,989,487
GS Mortgage Securities Trust 2.57%, 2020-GC47, Class F, 05/12/53 (a)	3,500,000	1,467,785
Hilton USA Trust 4.12%, 2016-SFP, Class C, 11/05/35 (a)	581,000	364,578
4.33%, 2016-HHV, Class E, 11/05/38 (a)	11,000,000	10,316,447
4.93%, 2016-SFP, Class D, 11/05/35 (a)	1,929,000	960,883
5.52%, 2016-SFP, Class E, 11/05/35 (a)	1,300,000	130,000
JP Morgan Chase Commercial Mortgage Securities 7.05%, 2007-C1, Class AJ, 02/15/51	728,235	696,830
JP Morgan Chase Commercial Mortgage Securities Trust 6.56%, 2007-LD12, Class AJ, 02/15/51	26,593	26,659
7.06%, 2008-C2, Class AM, 02/12/51	4,817,078	2,539,663
9.71%, 2021-HTL5, Class F (1 mo. Term SOFR + 4.38%), 11/15/38 (a),(c)	3,201,000	3,110,862
10.29%, 2021-1440, Class F (1 mo. Term SOFR + 4.96%), 03/15/36 (a),(c),(d)	2,586,000	1,654,264
KIND Trust 8.69%, 2021-KIND, Class E (1 mo. Term SOFR + 3.36%), 08/15/38 (a),(c)	1,487,782	1,430,920
9.39%, 2021-KIND, Class F (1 mo. Term SOFR + 4.06%), 08/15/38 (a),(c)	3,331,912	3,217,369
Last Mile Securities 8.82%, 2021-1A, Class F (3 mo. EURIBOR + 5.00%), 08/17/31 (a),(b),(c)	€2,037,581	2,078,437
Morgan Stanley Capital I Trust 2.73%, 2017-HR2, Class D, 12/15/50	$3,000,000	2,410,735
Taurus CMBS 7.58%, 2021-UK5, Class E (SONIA + 2.35%), 05/17/31 (b),(c)	£861,000	1,060,284
8.33%, 2021-UK4X, Class E (SONIA + 3.10%), 08/17/31 (b),(c)	644,923	783,857
TPG Real Estate Finance Issuer Ltd. 9.79%, 2021-FL4, Class E (1 mo. Term SOFR + 4.46%), 03/15/38 (a),(b),(c)	$4,000,000	3,575,108
TTAN 9.64%, 2021-MHC, Class G (1 mo. Term SOFR + 4.31%), 03/15/38 (a),(c)	3,857,883	3,825,693
UK Logistics 9.22%, 2024-1A, Class D (SONIA + 4.00%), 05/17/34 (a),(b),(c)	£504,000	637,104
10.22%, 2024-1A, Class E (SONIA + 5.00%), 05/17/34 (a),(b),(c)	1,874,000	2,368,913
VMC Finance LLC 8.95%, 2021-FL4, Class D (1 mo. Term SOFR + 3.61%), 06/16/36 (a),(c)	$893,000	757,264
9.40%, 2021-FL4, Class E (1 mo. Term SOFR + 4.06%), 06/16/36 (a),(c)	3,107,000	2,636,716
9.95%, 2021-HT1, Class B (1 mo. Term SOFR + 4.61%), 01/18/37 (a),(c)	5,000,000	4,792,520
Wachovia Bank Commercial Mortgage Trust 5.79%, 2006-C28, Class E, 10/15/48	940,640	937,451
Total Commercial Mortgage-Backed Securities		81,699,983

____________

See Notes to Financial Statements.

2024 Semi-Annual Report	7

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
SECURITIZED CREDIT (continued)
Commercial Real Estate – 2.2%
111 Wall Street New Senior Mezz 18.00%, 07/01/25, (Acquired 6/9/2021 – 6/4/2024, cost $467,233) (d),(e)	$468,059	$293,380
111 Wall Street Existing Senior Mezz 0.00%, 07/01/25, (Acquired 6/9/2021 – 6/4/2024, cost $4,457,239) (d),(e)	4,465,121	2,798,737
125 West End Office Mezz LLC 14.90% (1 mo. Term SOFR + 10.50%), 03/12/26, (Acquired 3/11/2021 – 6/18/2024, cost $3,504,842) (c),(d),(e)	3,525,494	3,525,494
575 Lexington Junior Mezz 30.36% (1 mo. LIBOR US + 25.00%), 06/18/25, (Acquired 3/17/2021 – 5/15/2024, cost $4,819,741) (c),(d),(e)	6,551,734	4,304,489
575 Lexington Senior Mezz 10.75%, 06/18/25, (Acquired 9/20/2023 – 6/25/2024, cost $1,642,707) (d),(e)	1,642,707	1,642,707
Hyatt Lost Pines 9.41% (1 mo. Term SOFR + 6.70%), 09/09/24, (Acquired 9/17/2021, cost $4,998,221) (c),(d),(e)	5,000,000	5,000,000
Total Commercial Real Estate		17,564,807
Interest-Only Securities – 0.1%
Government National Mortgage Association 0.40%, 2010-132, Class IO, 11/16/52	182,757	465
JP Morgan Mortgage Trust 0.23%, 2014-5, Class AX4, 10/25/29 (a)	1,506,219	3,671
0.23%, 2021-INV1, Class AX1, 10/25/51 (a)	44,431,478	487,867
0.25%, 2015-4, Class 2X1, 06/25/45 (a)	34,711,656	268,443
Mello Mortgage Capital Acceptance 0.11%, 2021-INV1, Class AX1, 06/25/51 (a)	47,391,506	256,658
Morgan Stanley Capital I Trust 1.25%, 2016-UBS9, Class XE, 03/15/49 (a)	14,999,000	267,926
Vendee Mortgage Trust 0.00%, 1997-2, Class IO, 06/15/27	1,285,523	1
Total Interest-Only Securities		1,285,031
Other – 1.0%
Lehman ABS Manufactured Housing Contract Trust 6.63%, 2001-B, Class M1, 04/15/40	2,290,524	2,246,434
Mid-State Trust X 7.54%, 10, Class B, 02/15/36	1,078,060	1,076,814
Oakwood Mortgage Investors, Inc. 6.81%, 2001-E, Class A4, 12/15/31	2,193,037	2,100,425
6.93%, 2001-D, Class A4, 09/15/31	452,909	220,188
Progress Residential Trust 4.50%, 2023-SFR2, Class D, 10/17/40 (a)	2,500,000	2,330,822
Total Other		7,974,683
Residential Mortgage-Backed Securities – 29.5%
Alternative Loan Trust 0.00%, 2006-41CB, Class 1A14 (-1 x 1 mo. Term SOFR + 5.24%), 01/25/37 (c),(g)	6,124,946	554,957
4.89%, 2005-84, Class 2A1, 02/25/36	8,331,028	7,822,882
5.50%, 2005-10CB, Class 1A1 (1 mo. Term SOFR + 0.61%), 05/25/35 (c)	1,150,334	888,286
5.74%, 2007-OA3, Class 1A1 (1 mo. Term SOFR + 0.39%), 04/25/47 (c)	5,614,027	4,751,688

____________

See Notes to Financial Statements.

8	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
SECURITIZED CREDIT (continued)
5.75%, 2007-2CB, Class 2A11 (1 mo. Term SOFR + 0.51%), 03/25/37 (c)	$2,295,173	$909,201
5.75%, 2007-12T1, Class A22, 06/25/37	1,663,711	729,608
5.75%, 2007-15CB, Class A2, 07/25/37 (b)	1,602,281	941,957
5.88%, 2007-HY6, Class A1 (1 mo. Term SOFR + 0.53%), 08/25/47 (c)	1,914,560	1,592,581
5.96%, 2007-16CB, Class 4A5 (1 mo. Term SOFR + 0.61%), 08/25/37 (c)	3,532,925	2,236,894
6.00%, 2006-19CB, Class A9 (1 mo. Term SOFR + 0.81%), 08/25/36 (c)	1,764,495	841,652
6.00%, 2006-29T1, Class 2A5, 10/25/36	1,076,459	580,952
6.00%, 2006-41CB, Class 1A7, 01/25/37 (b)	12,177,923	6,172,108
6.00%, 2006-45T1, Class 2A5, 02/25/37	2,008,566	1,075,936
6.50%, 2006-29T1, Class 2A6, 10/25/36	1,689,218	965,372
6.56%, 2006-23CB, Class 2A7 (-4 x 1 mo. Term SOFR + 27.94%), 08/25/36 (c),(g)	1,189,836	618,705
23.17%, 2006-29T1, Class 3A3 (-10 x 1 mo. Term SOFR + 77.24%), 10/25/36 (c),(g)	633,322	772,053
Bellemeade Re Ltd. 8.49%, 2021-3A, Class M2 (30 day avg SOFR US + 3.15%), 09/25/31 (a),(b),(c)	1,389,000	1,416,213
BRAVO Residential Funding Trust 5.50%, 2022-NQM3, Class A3, 07/25/62 (a)	1,589,175	1,577,101
7.44%, 2023-NQM5, Class B1, 06/25/63 (a)	1,000,000	986,690
Cascade Funding Mortgage Trust 2020-HB2 3.00%, 2024-HB13, Class M2, 05/25/34 (a)	1,100,000	947,436
Chase Mortgage Finance Trust 4.68%, 2007-A1, Class 11M1, 03/25/37	1,740,948	1,584,104
4.92%, 2005-A2, Class 3A2, 01/25/36	662,946	572,540
CHL Mortgage Pass-Through Trust 5.50%, 2007-5, Class A29, 05/25/37	160,753	74,420
6.00%, 2004-21, Class A10, 11/25/34	35,368	33,769
6.00%, 2006-20, Class 1A18 (1 mo. Term SOFR + 0.76%), 02/25/37 (c)	3,739,683	1,499,581
6.00%, 2007-18, Class 1A1, 11/25/37	183,203	83,798
CHNGE Mortgage Trust 3.99%, 2022-1, Class M1, 01/25/67 (a)	2,700,000	2,158,674
4.55%, 2022-1, Class B1, 01/25/67 (a)	2,500,000	2,090,922
4.63%, 2022-2, Class B1, 03/25/67 (a)	3,000,000	2,442,397
8.19%, 2023-2, Class M1, 06/25/58 (a)	3,500,000	3,502,798
8.44%, 2023-4, Class M1, 09/25/58 (a),(b)	1,641,000	1,627,320
Citicorp Mortgage Securities Trust 6.36%, 2006-5, Class 1A11 (1 mo. Term SOFR + 1.01%), 10/25/36 (c)	298,096	236,819
Citigroup Mortgage Loan Trust 4.89%, 2007-AR5, Class 1A2A, 04/25/37	322,954	293,558
6.10%, 2009-8, Class 2A2, 04/25/37 (a)	4,221,110	2,050,636
CWABS Asset-Backed Certificates 3.97%, 2006-13, Class 1AF4, 01/25/37	645,892	614,526
Deephaven Residential Mortgage Trust 4.33%, 2022-2, Class B1, 03/25/67 (a)	3,000,000	2,330,821
Eagle Re Ltd. 9.29%, 2023-1, Class M1B (30 day avg SOFR US + 3.95%), 09/26/33 (a),(b),(c)	5,000,000	5,184,448
FIGRE Trust 2024-HE2 6.63%, 2024-HE2, Class B, 05/25/54 (a)	975,443	981,826
6.72%, 2024-HE2, Class C, 05/25/54 (a)	487,721	490,008

____________

See Notes to Financial Statements.

2024 Semi-Annual Report	9

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
SECURITIZED CREDIT (continued)
7.20%, 2024-HE2, Class D, 05/25/54 (a)	$500,000	$504,796
8.20%, 2024-HE2, Class E, 05/25/54 (a)	500,000	502,319
9.79%, 2024-HE2, Class F, 05/25/54 (a)	500,000	501,253
First Horizon Alternative Mortgage Securities Trust 5.50%, 2005-FA8, Class 1A6 (1 mo. Term SOFR + 0.76%), 11/25/35 (c)	1,073,970	464,501
Freddie Mac Seasoned Credit Risk Transfer Trust 4.25%, 2021-1, Class M, 09/25/60 (a)	2,000,000	1,880,929
4.50%, 2019-4, Class M, 02/25/59 (a)	1,617,000	1,491,362
4.50%, 2022-1, Class M, 11/25/61 (a)	3,000,000	2,562,088
FREED Mortgage Trust 6.55%, 2024-HE1, Class C, 05/25/39 (a)	971,474	919,485
GCAT Trust 5.73%, 2022-NQM4, Class A2, 08/25/67 (a),(b),(h)	1,251,710	1,229,993
5.76%, 2022-NQM4, Class M1, 08/25/67 (a)	250,000	237,555
GMACM Home Equity Loan Trust 5.96%, 2005-HE3, Class A2 (1 mo. Term SOFR + 0.61%), 02/25/36 (b),(c)	831,996	791,218
6.05%, 2007-HE2, Class A2, 12/25/37	276,480	267,975
6.19%, 2007-HE2, Class A3, 12/25/37	532,616	517,430
GSAMP Trust 5.76%, 2006-NC2, Class A2C (1 mo. Term SOFR + 0.41%), 06/25/36 (c)	438,478	233,516
GSR Mortgage Loan Trust 4.62%, 2006-AR1, Class 2A4, 01/25/36	1,876,733	1,636,278
5.76%, 2007-1F, Class 4A1 (1 mo. Term SOFR + 0.41%), 01/25/37 (c)	5,639,523	1,319,809
Home Equity Asset Trust 5.76%, 2006-7, Class 2A3 (1 mo. Term SOFR + 0.41%), 01/25/37 (c)	3,496,222	2,901,519
Home RE Ltd. 8.14%, 2021-2, Class M1C (30 day avg SOFR US + 2.80%), 01/25/34 (a),(c)	4,285,730	4,344,143
8.59%, 2021-2, Class M2 (30 day avg SOFR US + 3.25%), 01/25/34 (a),(c)	5,331,000	5,357,919
Imperial Fund Mortgage Trust 5.39%, 2022-NQM5, Class A1, 08/25/67 (a),(h)	604,799	604,001
6.12%, 2022-NQM5, Class A2, 08/25/67 (a),(h)	403,200	407,332
6.25%, 2022-NQM5, Class M1, 08/25/67 (a),(h)	1,026,000	1,021,493
Indymac INDA Mortgage Loan Trust 4.01%, 2007-AR1, Class 1A1, 03/25/37	605,478	455,819
5.49%, 2007-AR3, Class 1A1, 07/25/37	1,464,577	1,216,367
Irwin Home Equity Loan Trust 6.27%, 2006-1, Class 2A3, 09/25/35 (a),(h)	214,563	212,830
JP Morgan Mortgage Trust 2.98%, 2021-INV1, Class B5, 10/25/51 (a),(b)	827,000	301,713
4.73%, 2007-A2, Class 3A2, 04/25/37	3,626,609	2,902,124
5.50%, 2003-A1, Class B4, 10/25/33	82,607	54,977
5.85%, 2003-A2, Class B4, 11/25/33	73,205	1
7.83%, 2023-HE3, Class M2 (30 day avg SOFR US + 2.50%), 05/25/54 (a),(c)	1,695,000	1,711,928
9.22%, 2024-CES1, Class B2, 06/25/54 (a)	1,101,000	1,093,586
JPMorgan Chase Bank NA 6.89%, 2021-CL1, Class M2 (30 day avg SOFR US + 1.55%), 03/25/51 (a),(c)	148,659	143,199
7.56%, 2019-CL1, Class M3 (1 mo. Term SOFR + 2.21%), 04/25/47 (a),(c)	157,945	159,381
8.81%, 2020-CL1, Class M3 (1 mo. Term SOFR + 3.46%), 10/25/57 (a),(c)	151,856	154,714
9.81%, 2020-CL1, Class M4 (1 mo. Term SOFR + 4.46%), 10/25/57 (a),(c)	174,547	178,045

____________

See Notes to Financial Statements.

10	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
SECURITIZED CREDIT (continued)
MASTR Asset Backed Securities Trust 5.66%, 2006-NC3, Class A3 (1 mo. Term SOFR + 0.31%), 10/25/36 (c)	$2,529,565	$1,191,792
5.78%, 2006-NC3, Class A4 (1 mo. Term SOFR + 0.43%), 10/25/36 (c)	4,267,689	2,010,702
5.94%, 2006-NC2, Class A5 (1 mo. Term SOFR + 0.59%), 08/25/36 (c)	362,327	129,047
Mello Mortgage Capital Acceptance 2.48%, 2021-INV1, Class B6, 06/25/51 (a)	352,021	115,751
2.96%, 2021-INV1, Class B4, 06/25/51 (a),(b)	604,060	392,335
MFA Trust 3.29%, 2021-INV1, Class B1, 01/25/56 (a)	700,000	626,053
New York Mortgage Trust, Inc. 6.81%, 2024-BPL2, Class A2, 05/25/39 (a),(h)	1,000,000	1,001,115
7.15%, 2024-BPL1, Class A1, 02/25/29 (a),(h)	2,000,000	2,021,525
8.41%, 2024-BPL2, Class M, 05/25/39 (a)	1,919,000	1,909,400
Nomura Resecuritization Trust 3.35%, 2014-1R, Class 2A11 (1 mo. Term SOFR + 0.24%), 02/26/37 (a),(c)	21,226,718	16,280,332
4.31%, 2015-1R, Class 3A7, 03/26/37 (a)	4,027,543	2,432,977
4.34%, 2015-11R, Class 4A5, 06/26/37 (a)	2,875,929	2,433,075
5.80%, 2015-1R, Class 4A7, 12/26/37 (a)	1,082,082	979,823
NRZ Excess Spread-Collateralized Notes 2.98%, 2021-FNT1, Class A, 03/25/26 (a)	173,206	163,712
3.10%, 2021-FHT1, Class A, 07/25/26 (a)	668,426	627,988
3.23%, 2021-FNT2, Class A, 05/25/26 (a)	361,775	341,680
4.21%, 2020-FHT1, Class A, 11/25/25 (a)	722,969	698,172
Oaktown Re Ltd. 8.00%, 2019-1A, Class M2 (30 day avg SOFR US + 2.66%), 07/25/29 (a),(c)	2,084,000	2,079,715
8.69%, 2021-2, Class M1C (30 day avg SOFR US + 3.35%), 04/25/34 (a),(c)	3,769,000	3,841,663
Option One Mortgage Loan Trust 5.66%, 2007-FXD1, Class 3A6, 01/25/37 (h)	123,833	112,129
PRKCM Trust 6.20%, 2022-AFC2, Class B1, 08/25/57 (a)	3,000,000	2,874,868
7.09%, 2023-AFC2, Class A3, 06/25/58 (a)	3,222,118	3,227,429
7.56%, 2023-AFC1, Class B1, 02/25/58 (a)	1,000,000	977,332
7.74%, 2024-HOME1, Class B1, 05/25/59 (a)	1,000,000	986,061
7.86%, 2023-AFC3, Class B1, 09/25/58 (a)	4,128,000	4,069,232
7.88%, 2023-AFC2, Class M1, 06/25/58 (a)	750,000	764,096
8.06%, 2024-AFC1, Class B1, 03/25/59 (a)	1,638,000	1,630,160
8.15%, 2023-AFC2, Class B1, 06/25/58 (a)	3,000,000	2,983,262
Progress Residential Trust 3.40%, 2024-SFR2, Class E1, 04/17/41 (a)	2,100,000	1,791,730
PRPM LLC 3.72%, 2022-1, Class A1, 02/25/27 (a),(h)	1,080,113	1,055,923
4.00%, 2024-RCF1, Class M1, 01/25/54 (a),(h)	1,000,000	895,283
4.79%, 2021-5, Class A1, 06/25/26 (a),(h)	622,636	610,638
4.83%, 2021-10, Class A2, 10/25/26 (a),(h)	3,000,000	2,936,545
4.87%, 2021-3, Class A1, 04/25/26 (a),(h)	279,435	275,300
5.00%, 2022-2, Class A1, 03/25/27 (a),(h)	2,312,676	2,276,198
5.36%, 2020-6, Class A1, 11/25/25 (a),(h)	454,472	450,837
6.29%, 2022-1, Class A2, 02/25/27 (a),(h)	500,000	486,577

____________

See Notes to Financial Statements.

2024 Semi-Annual Report	11

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
SECURITIZED CREDIT (continued)
6.72%, 2021-5, Class A2, 06/25/26 (a),(h)	$2,507,752	$2,428,690
7.56%, 2024-NQM1, Class B1, 12/25/68 (a)	2,000,000	1,931,091
7.70%, 2020-6, Class A2, 11/25/25 (a),(h)	1,417,375	1,402,979
7.73%, 2024-NQM2, Class B1, 06/25/69 (a)	1,500,000	1,476,507
Radnor RE Ltd. 8.49%, 2021-1, Class M2 (30 day avg SOFR US + 3.15%), 12/27/33 (a),(c)	1,443,000	1,456,355
RALI Trust 5.78%, 2007-QO3, Class A1 (1 mo. Term SOFR + 0.43%), 03/25/47 (c)	1,048,194	949,296
6.00%, 2006-QS3, Class 1A10, 03/25/36	1,439,086	1,229,480
6.00%, 2006-QO7, Class 2A1 (12 Month US Treasury Average + 0.85%), 09/25/46 (c)	5,221,818	4,331,197
10.27%, 2006-QS14, Class A30 (-13 x 1 mo. Term SOFR + 79.76%), 11/25/36 (c),(g)	45,266	68,477
RCKT Mortgage Trust 7.01%, 2024-CES3, Class M2, 05/25/44 (a)	2,000,000	2,059,342
RFMSI Trust 5.50%, 2007-S3, Class 1A5, 03/25/37	1,113,469	792,618
Rithm Capital Corp. 5.44%, 2020-FNT1, Class A, 06/25/25 (a)	822,429	809,081
9.24%, 2024-RTL1, Class M1, 03/25/39 (a)	2,500,000	2,493,152
Santander Holdings USA, Inc. 9.49%, 2023-MTG1, Class M1 (30 day avg SOFR US + 4.15%), 02/26/52 (a),(c)	5,228,792	5,535,311
Securitized Asset Backed Receivables LLC Trust 5.76%, 2006-NC3, Class A2B (1 mo. Term SOFR + 0.41%), 09/25/36 (c)	5,125,945	1,671,950
5.76%, 2007-NC1, Class A2B (1 mo. Term SOFR + 0.41%), 12/25/36 (c)	3,235,545	1,549,234
STAR Trust 8.29%, 2021-SFR2, Class F (1 mo. Term SOFR + 2.96%), 01/17/39 (a),(c)	3,000,000	2,921,171
9.03%, 2022-SFR3, Class E2 (1 mo. Term SOFR + 3.70%), 05/17/39 (a),(c)	3,750,000	3,730,779
Toorak Mortgage Trust 9.16%, 2024-RRTL1, Class M1, 02/25/39 (a)	1,500,000	1,500,125
Towd Point Mortgage Trust 6.86%, 2024-CES1, Class M2, 01/25/64 (a)	1,000,000	1,009,016
Tricon American Homes 4.88%, 2020-SFR1, Class F, 07/17/38 (a)	2,382,000	2,284,977
Verus Securitization Trust 5.83%, 2022-INV1, Class A3, 08/25/67 (a),(h)	406,588	407,658
5.83%, 2022-INV1, Class M1, 08/25/67 (a)	500,000	492,307
6.67%, 2024-1, Class M1, 01/25/69 (a)	1,000,000	998,929
7.08%, 2023-INV2, Class A3, 08/25/68 (a),(h)	101,752	101,708
7.35%, 2023-INV2, Class M1, 08/25/68 (a)	121,000	121,525
7.40%, 2023-4, Class M1, 05/25/68 (a)	1,500,000	1,521,460
7.56%, 2023-2, Class B1, 03/25/68 (a)	1,000,000	982,253
7.86%, 2024-2, Class B1, 02/25/69 (a)	1,000,000	999,665
7.91%, 2024-1, Class B1, 01/25/69 (a)	500,000	500,307
8.09%, 2024-INV1, Class B1, 03/25/69 (a)	1,000,000	987,716
8.13%, 2023-INV2, Class B1, 08/25/68 (a)	100,000	100,003
8.16%, 2023-4, Class B1, 05/25/68 (a)	2,000,000	1,996,111
Washington Mutual Mortgage Pass-Through Certificates Trust 4.09%, 2007-HY5, Class 3A1, 05/25/37	573,662	500,287
4.33%, 2007-HY5, Class 1A1, 05/25/37	1,620,132	1,437,587

____________

See Notes to Financial Statements.

12	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
SECURITIZED CREDIT (continued)
4.33%, 2007-HY1, Class 4A1, 02/25/37	$4,653,398	$4,160,887
5.09%, 2007-HY3, Class 4A1, 03/25/37	4,863,443	4,339,795
Wells Fargo Mortgage Backed Securities Trust 6.27%, 2006-AR12, Class 2A1, 09/25/36	640,254	607,934
6.31%, 2006-AR1, Class 2A5, 03/25/36	917,844	869,784
Western Alliance Bancorp 9.44%, 2021-CL2, Class M3 (30 day avg SOFR US + 4.10%), 07/25/59 (a),(c)	936,004	931,212
10.69%, 2021-CL2, Class M4 (30 day avg SOFR US + 5.35%), 07/25/59 (a),(c)	1,609,620	1,642,295
Woodward Capital Management 7.98%, 2023-CES1, Class M2, 06/25/43 (a)	965,000	991,024
8.18%, 2023-CES2, Class M2, 09/25/43 (a)	1,200,000	1,238,106
Total Residential Mortgage-Backed Securities		237,756,673
TOTAL SECURITIZED CREDIT (Cost $400,511,220)		346,281,177
CORPORATE CREDIT – 68.9%
Basic Industrial – 2.1%
Cascades, Inc. 5.38%, 01/15/28 (a),(b),(i)	5,915,000	5,694,726
Clearwater Paper Corp. 4.75%, 08/15/28 (a),(i)	3,000,000	2,775,317
Methanex Corp. 5.25%, 12/15/29 (b),(i)	1,490,000	1,437,619
NOVA Chemicals Corp. 4.25%, 05/15/29 (a),(b)	1,681,000	1,481,751
8.50%, 11/15/28 (a),(b)	1,405,000	1,489,744
Tronox, Inc. 4.63%, 03/15/29 (a),(j)	4,245,000	3,832,099
Total Basic Industrial		16,711,256
Construction & Building Materials – 1.1%
Beazer Homes USA, Inc. 7.25%, 10/15/29	1,067,000	1,068,751
M/I Homes, Inc. 4.95%, 02/01/28 (i)	2,747,000	2,649,246
STL Holding Co. LLC 8.75%, 02/15/29 (a)	2,320,000	2,418,600
Summit Materials LLC / Summit Materials Finance Corp. 7.25%, 01/15/31 (a),(i)	2,575,000	2,666,879
Total Construction & Building Materials		8,803,476
Diversified – 0.6%
Five Point Operating Co. LP / Five Point Capital Corp. 10.50%, 01/15/28 (a),(h),(i)	2,098,966	2,144,955
Kennedy Wilson Europe Real Estate Ltd. 3.25%, 11/12/25 (b)	€1,000,000	1,017,403
Kennedy-Wilson, Inc. 4.75%, 02/01/30	$1,700,000	1,411,205
Total Diversified		4,573,563
____________

See Notes to Financial Statements.

2024 Semi-Annual Report	13

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
CORPORATE CREDIT (continued)
Diversified Real Estate – 1.2%
Forestar Group, Inc. 5.00%, 03/01/28 (a),(i)	$2,795,000	$2,679,091
Howard Hughes Corp. / The 4.38%, 02/01/31 (a),(i)	3,600,000	3,100,803
5.38%, 08/01/28 (a),(i)	4,275,000	4,063,228
Total Diversified Real Estate		9,843,122
Energy – 6.7%
Antero Resources Corp. 5.38%, 03/01/30 (a),(i)	4,200,000	4,065,353
Baytex Energy Corp. 8.50%, 04/30/30 (a),(b),(i)	2,617,000	2,736,626
California Resources Corp. 7.13%, 02/01/26 (a),(i)	3,447,000	3,455,167
Civitas Resources, Inc. 8.38%, 07/01/28 (a),(i)	5,295,000	5,547,958
CNX Resources Corp. 7.38%, 01/15/31 (a),(i)	2,533,000	2,589,686
Comstock Resources, Inc. 6.75%, 03/01/29 (a),(i),(j)	2,883,000	2,794,166
Continental Resources, Inc. 5.75%, 01/15/31 (a),(i)	5,609,000	5,523,546
Crescent Energy Finance LLC 7.63%, 04/01/32 (a)	2,700,000	2,751,783
9.25%, 02/15/28 (a),(i)	2,130,000	2,254,114
EQT Corp. 7.00%, 02/01/30 (i),(j)	2,331,000	2,473,879
MEG Energy Corp. 5.88%, 02/01/29 (a),(i)	4,650,000	4,522,831
Moss Creek Resources Holdings, Inc. 10.50%, 05/15/27 (a)	1,640,000	1,680,848
Occidental Petroleum Corp. 8.88%, 07/15/30 (i)	3,600,000	4,147,336
Range Resources Corp. 8.25%, 01/15/29	1,750,000	1,813,483
Southwestern Energy Co. 5.38%, 02/01/29 (i)	5,565,000	5,409,734
Transocean Titan Financing Ltd. 8.38%, 02/01/28, (Acquired 2/22/2023 – 3/1/2023, cost $2,607,419) (a),(e),(i)	2,580,000	2,662,570
Total Energy		54,429,080
Health Facilities – 1.9%
Community Health Systems, Inc. 10.88%, 01/15/32 (a)	3,112,000	3,237,092
Tenet Healthcare Corp. 6.13%, 10/01/28 (i),(j)	11,800,000	11,739,725
Total Health Facilities		14,976,817

____________

See Notes to Financial Statements.

14	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
CORPORATE CREDIT (continued)
Infrastructure Services – 0.7%
GFL Environmental, Inc. 3.50%, 09/01/28 (a),(j)	$2,910,000	$2,685,466
6.75%, 01/15/31 (a)	273,000	278,495
Wrangler Holdco Corp. 6.63%, 04/01/32 (a)	3,000,000	2,989,647
Total Infrastructure Services		5,953,608
Leisure – 4.2%
Caesars Entertainment, Inc. 6.50%, 02/15/32 (a),(i)	2,850,000	2,864,147
7.00%, 02/15/30 (a),(i),(j)	5,250,000	5,363,768
Cedar Fair LP 6.50%, 10/01/28 (i)	2,660,000	2,663,277
RHP Hotel Properties LP 4.50%, 02/15/29 (a),(i)	5,610,000	5,262,372
Six Flags Entertainment Corp. 7.25%, 05/15/31 (a),(j)	2,695,000	2,743,887
Station Casinos LLC 4.50%, 02/15/28 (a),(i)	6,190,000	5,824,249
4.63%, 12/01/31 (a)	654,000	583,055
Vail Resorts, Inc. 6.50%, 05/15/32 (a)	2,758,000	2,791,223
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.13%, 02/15/31 (a),(i)	5,200,000	5,397,805
Total Leisure		33,493,783
Media – 9.4%
Cable One, Inc. 4.00%, 11/15/30, (Acquired 12/4/2020, cost $1,783,185) (a),(e),(i)	1,740,000	1,298,721
CCO Holdings LLC 4.75%, 03/01/30 (a),(i)	19,655,000	17,023,368
6.38%, 09/01/29 (a),(i),(j)	5,170,000	4,914,404
CSC Holdings LLC 3.38%, 02/15/31 (a)	4,480,000	2,793,327
4.50%, 11/15/31 (a),(i),(j)	18,284,000	11,794,970
Directv Financing LLC 8.88%, 02/01/30 (a),(i)	6,700,000	6,558,216
DISH Network Corp. 11.75%, 11/15/27 (a),(i)	16,735,000	16,408,517
Sunrise FinCo I BV 4.88%, 07/15/31 (a),(b),(i)	1,698,000	1,541,809
Telenet Finance Luxembourg Notes Sarl 5.50%, 03/01/28 (a),(b)	3,000,000	2,841,909
Virgin Media Secured Finance PLC 4.50%, 08/15/30 (a),(b),(i)	4,675,000	3,963,493

____________

See Notes to Financial Statements.

2024 Semi-Annual Report	15

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
CORPORATE CREDIT (continued)
VZ Secured Financing BV 5.00%, 01/15/32 (a),(i)	$5,775,000	$4,925,072
Ziggo Bond Co. BV 5.13%, 02/28/30 (a),(b),(j)	1,790,000	1,521,449
Total Media		75,585,255
Media Content – 0.4%
Paramount Global 4.20%, 05/19/32 (j)	3,440,000	2,815,106
4.38%, 03/15/43	715,000	475,600
Total Media Content		3,290,706
Oil Gas Transportation & Distribution – 16.2%
Antero Midstream Partners LP 5.38%, 06/15/29 (a),(i),(j)	5,400,000	5,235,100
Beazer Homes USA, Inc. 7.50%, 03/15/31 (a),(i)	3,125,000	3,118,944
Buckeye Partners LP 3.95%, 12/01/26 (i)	2,500,000	2,373,320
4.13%, 12/01/27 (i)	3,655,000	3,414,373
DT Midstream, Inc. 4.13%, 06/15/29 (a),(j)	4,420,000	4,091,103
Enbridge, Inc. 5.50% (3 mo. Term SOFR + 3.68%), 07/15/77 (b),(c),(i)	8,485,000	7,995,895
7.38% (5 yr. CMT Rate + 3.71%), 01/15/83 (c)	825,000	825,758
Energy Transfer LP 6.75% (5 yr. CMT Rate + 5.13%), Perpetual (c),(i)	5,869,000	5,804,358
7.13% (5 yr. CMT Rate + 5.31%), Perpetual (c),(i)	4,597,000	4,552,638
8.61% (3 mo. Term SOFR + 3.28%), 11/01/66 (c),(i)	4,770,000	4,679,496
EnLink Midstream LLC 5.38%, 06/01/29 (i)	4,175,000	4,087,743
EnLink Midstream Partners LP 9.71% (3 mo. Term SOFR + 4.37%), Perpetual (c),(i)	4,755,000	4,714,052
Enterprise Products Operating LLC 5.25% (3 mo. Term SOFR + 3.29%), 08/16/77 (c)	1,460,000	1,396,266
5.38% (3 mo. Term SOFR + 2.83%), 02/15/78 (c),(i)	8,516,000	7,943,364
EQM Midstream Partners LP 4.50%, 01/15/29 (a),(i),(j)	8,660,000	8,174,303
Ferrellgas LP 5.38%, 04/01/26 (a),(i)	1,875,000	1,834,221
Genesis Energy LP / Genesis Energy Finance Corp. 7.75%, 02/01/28	1,215,000	1,227,794
8.25%, 01/15/29	100,000	103,198
Global Partners LP 7.00%, 08/01/27 (i)	2,750,000	2,760,783
Global Partners LP / GLP Finance Corp. 8.25%, 01/15/32 (a)	532,000	546,867
Hess Midstream Operations LP 6.50%, 06/01/29 (a)	2,750,000	2,788,112

____________

See Notes to Financial Statements.

16	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
CORPORATE CREDIT (continued)
Kinetik Holdings LP 5.88%, 06/15/30 (a),(j)	$4,440,000	$4,375,243
NuStar Logistics LP 5.63%, 04/28/27 (i)	3,255,000	3,227,409
Parkland Corp. 4.50%, 10/01/29 (a),(b),(i),(j)	3,247,000	2,971,105
Plains All American Pipeline LP 9.69% (3 mo. Term SOFR + 4.37%), Perpetual (c),(i)	7,920,000	7,885,218
Suburban Propane Partners LP 5.00%, 06/01/31 (a),(i),(j)	4,389,000	3,952,046
Sunoco LP 4.50%, 05/15/29 (j)	1,981,000	1,852,677
Tallgrass Energy Partners LP 6.00%, 12/31/30 (a),(i)	6,169,000	5,760,225
Targa Resources Partners LP 4.88%, 02/01/31 (i)	5,650,000	5,390,447
TransCanada PipeLines Ltd. 7.79% (3 mo. Term SOFR + 2.47%), 05/15/67 (b),(c),(i)	6,663,000	6,076,656
Transcanada Trust 5.60% (5 yr. CMT Rate + 3.99%), 03/07/82 (b),(c),(i)	4,005,000	3,631,003
Venture Global Calcasieu Pass LLC 6.25%, 01/15/30 (a),(j)	4,005,000	4,064,799
Venture Global LNG, Inc. 8.38%, 06/01/31 (a),(j)	4,035,000	4,184,842
Total Oil Gas Transportation & Distribution		131,039,358
Real Estate – 6.4%
Brandywine Operating Partnership LP 8.05%, 03/15/28	2,335,000	2,423,693
8.88%, 04/12/29	2,335,000	2,435,417
EPR Properties 3.60%, 11/15/31	1,846,000	1,541,682
3.75%, 08/15/29 (i)	3,164,000	2,819,931
Essential Properties LP 2.95%, 07/15/31 (i)	6,989,000	5,765,196
Global Net Lease, Inc. 3.75%, 12/15/27 (a),(i)	3,705,000	3,246,308
Iron Mountain, Inc. 4.88%, 09/15/29, (Acquired 2/10/2021 – 2/11/2021, cost $4,868,450) (a),(e),(i)	4,750,000	4,475,705
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.00%, 02/01/30 (a)	2,761,000	2,793,693
Piedmont Operating Partnership LP 2.75%, 04/01/32 (i)	3,280,000	2,410,256
6.88%, 07/15/29	3,456,000	3,417,168
9.25%, 07/20/28 (i),(j)	2,748,000	2,933,457
RLJ Lodging Trust LP 3.75%, 07/01/26 (a),(i)	4,180,000	3,972,846
Safehold GL Holdings LLC 6.10%, 04/01/34 (i)	4,020,000	3,978,894

____________

See Notes to Financial Statements.

2024 Semi-Annual Report	17

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
CORPORATE CREDIT (continued)
SITE Centers Corp. 4.70%, 06/01/27 (i)	$2,570,000	$2,550,889
Starwood Property Trust, Inc. 7.25%, 04/01/29 (a)	2,735,000	2,760,605
Store Capital LLC 2.70%, 12/01/31 (i)	2,213,000	1,775,373
XHR LP 4.88%, 06/01/29 (a)	2,935,000	2,751,299
Total Real Estate		52,052,412
Telecommunication Services – 8.0%
Altice France SA 5.50%, 01/15/28 (a),(b),(i)	13,165,000	9,001,875
Cablevision Lightpath LLC 5.63%, 09/15/28 (a)	3,179,000	2,564,505
Cogent Communications Group, Inc. 3.50%, 05/01/26 (a),(i)	3,390,000	3,246,019
Frontier Communications Holdings LLC 8.63%, 03/15/31 (a)	4,735,000	4,893,694
8.75%, 05/15/30 (a),(j)	1,000,000	1,039,730
Iliad Holding SASU 8.50%, 04/15/31 (a)	1,500,000	1,518,788
Level 3 Financing, Inc. 4.50%, 04/01/30 (a)	4,400,000	2,388,712
10.50%, 05/15/30 (a),(i)	9,246,000	9,156,542
Rogers Communications, Inc. 5.25% (5 yr. CMT Rate + 3.59%), 03/15/82 (a),(b),(c),(i),(j)	8,680,000	8,315,749
Telecom Italia Capital SA 6.38%, 11/15/33 (b),(i),(j)	7,540,000	7,052,162
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.50%, 02/15/29 (a)	3,000,000	1,912,538
10.50%, 02/15/28 (a),(j)	10,688,000	10,466,380
Vodafone Group PLC 4.13% (5 yr. CMT Rate + 2.77%), 06/04/81 (b),(c),(i)	3,705,000	3,154,401
Total Telecommunication Services		64,711,095
Transportation – 0.7%
BNSF Funding Trust I 6.61% (3 mo. LIBOR US + 2.35%), 12/15/55 (c),(i)	675,000	674,719
Brightline East LLC 11.00%, 01/31/30 (a)	5,720,000	5,216,022
Total Transportation		5,890,741
Utility – 9.3%
AES Corp. 7.60% (5 yr. CMT Rate + 3.20%), 01/15/55 (c)	3,700,000	3,751,968
American Electric Power Co., Inc. 7.05% (5 yr. CMT Rate + 2.75%), 12/15/54 (c)	6,560,000	6,534,371
Atlantica Sustainable Infrastructure PLC 4.13%, 06/15/28 (a),(b),(i)	2,596,000	2,540,785

____________

See Notes to Financial Statements.

18	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
CORPORATE CREDIT (continued)
Calpine Corp. 5.13%, 03/15/28 (a),(j)	$7,405,000	$7,122,413
Clearway Energy Operating LLC 3.75%, 02/15/31 (a),(i)	5,297,000	4,622,610
CMS Energy Corp. 4.75% (5 yr. CMT Rate + 4.12%), 06/01/50 (c)	2,891,000	2,646,677
Dominion Energy, Inc. 4.35% (5 yr. CMT Rate + 3.20%), Perpetual (c),(i)	3,000,000	2,813,945
6.88% (5 yr. CMT Rate + 2.39%), 02/01/55 (c)	1,360,000	1,390,994
Duke Energy Corp. 4.88% (5 yr. CMT Rate + 3.39%), Perpetual (c)	1,285,000	1,273,593
Electricite de France SA 9.13% (5 yr. CMT Rate + 5.41%), Perpetual (a),(b),(c)	2,400,000	2,610,953
Emera, Inc. 6.75% (3 mo. LIBOR US + 5.44%), 06/15/76 (b),(c),(i)	7,600,000	7,549,930
Entergy Corp. 7.13% (5 yr. CMT Rate + 2.67%), 12/01/54 (c)	5,000,000	4,956,558
Ferrellgas LP / Ferrellgas Finance Corp. 5.88%, 04/01/29 (a),(i)	2,815,000	2,592,006
NRG Energy, Inc. 6.63%, 01/15/27 (i)	2,159,000	2,154,655
10.25% (5 yr. CMT Rate + 5.92%), Perpetual (a),(c)	3,750,000	4,101,094
PPL Capital Funding, Inc. 8.26% (3 mo. Term SOFR + 2.93%), 03/30/67 (c),(i)	7,618,000	7,557,808
Sempra 6.88% (5 yr. CMT Rate + 2.79%), 10/01/54 (c),(i),(j)	10,765,000	10,700,329
Total Utility		74,920,689
TOTAL CORPORATE CREDIT (Cost $560,832,833)		556,274,961
TERM LOANS – 5.0%
Cablevision Lightpath LLC 8.71% (1 mo. Term SOFR + 3.25%), 12/01/27 (c)	2,500,000	2,368,750
Carnival Corp., First Lien 8.10% (1 mo. Term SOFR + 2.75%), 08/09/27 (b),(c)	2,289,126	2,296,291
Cedar Fair LP, First Lien 7.34% (1 mo. Term SOFR + 2.00%), 05/01/31 (c)	1,000,000	996,880
Cogeco Communications USA II LP, First Lien 8.59% (1 mo. Term SOFR + 3.25%), 09/30/30 (c)	1,995,000	1,891,918
Cushman & Wakefield US Borrower LLC, First Lien 9.09% (1 mo. Term SOFR + 3.75%), 01/31/30 (c)	2,992,500	3,007,463
DaVita, Inc. 7.34% (1 mo. Term SOFR + 2.00%), 05/09/31 (c)	3,000,000	2,990,250
Fertitta Entertainment LLC / NV, First Lien 9.43% (1 mo. Term SOFR + 4.00%), 01/29/29 (c)	5,489,822	5,493,280
Frontier Communications Holdings LLC, First Lien 9.21% (1 mo. Term SOFR + 3.75%), 10/08/27 (c)	7,157,761	7,145,235
Greystar Real Estate Partners LLC, First Lien 8.60% (1 mo. Term SOFR + 3.25%), 08/21/30 (c)	5,460,063	5,480,538

____________

See Notes to Financial Statements.

2024 Semi-Annual Report	19

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Principal Amount	Value
TERM LOANS (continued)
Lumen Technologies, Inc., First Lien 7.81% (1 mo. Term SOFR + 2.35%), 04/16/29 (c)	$1,500,000	$1,029,375
7.81% (1 mo. Term SOFR + 2.35%), 04/15/30 (c)	1,500,000	1,000,320
Opry Entertainment (OEG) T/L B (6/24) 8.84%, 06/30/31	1,500,000	1,500,000
Select Medical Corp., First Lien 8.44% (1 mo. Term SOFR + 3.00%), 03/05/27 (c)	2,700,000	2,698,866
Sunrise Financing Partnership 7.69% (1 mo. Term SOFR + 2.25%), 04/30/28 (c)	2,750,000	2,697,942
Vistra Energy Corp. 0.00%, 10/31/25	25,848	317
TOTAL TERM LOANS (Cost $40,866,262)		40,597,425
	Shares	Value
PREFERRED STOCKS – 2.9%
Net Lease – 0.7%
Realty Income Corp., Series A, 6.00%	231,243	5,575,269
Oil Gas Transportation & Distribution – 0.1%
Global Partners LP, Series B, 9.50%	32,100	836,365
Real Estate – 0.5%
EPR Properties, Series E, 9.00%	136,519	3,807,515
Retail – 0.3%
Kimco Realty Corp., Series N, 7.25%	46,600	2,542,962
Telecommunication Services – 0.2%
Liberty Broadband Corp., Series A, 7.00%	73,185	1,651,054
Utility – 1.1%
SCE Trust IV, Series J, 5.38%	285,089	6,716,697
SCE Trust V, Series K, 5.45% (i)	92,789	2,308,590
Total Utility		9,025,287
TOTAL PREFERRED STOCKS (Cost $23,236,863)		23,438,452
COMMON STOCKS – 2.7%
Airports – 0.2%
Aena SME SA (a),(b),(i)	2,558	517,988
Auckland International Airport Ltd. (b)	76,590	355,946
Grupo Aeroportuario del Pacifico SAB de CV (b)	23,205	364,684
Japan Airport Terminal Co. Ltd. (b),(i)	8,284	283,236
Total Airports		1,521,854

____________

See Notes to Financial Statements.

20	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Shares	Value
COMMON STOCKS (continued)
Clean Technology – 0.0%
Carrier Global Corp. (i)	973	$61,377
Itron, Inc. (i),(k)	395	39,089
Nexans SA (b),(i)	488	53,708
Trane Technologies PLC (b),(i)	132	43,419
Total Clean Technology		197,593
Communications – 0.2%
Cellnex Telecom SA (a),(b),(i)	11,465	372,893
Crown Castle, Inc. (i)	6,914	675,498
SBA Communications Corp. (i)	2,017	395,937
Total Communications		1,444,328
Construction Materials – 0.0%
Ferrovial SE (b),(i)	5,099	198,085
Data Centers – 0.0%
Digital Realty Trust, Inc. (i)	223	33,907
Equinix, Inc. (i)	45	34,047
Keppel DC REIT (b)	6,300	8,352
Total Data Centers		76,306
Diversified – 0.0%
Activia Properties, Inc. (b),(i)	3	6,796
CapitaLand Integrated Commercial Trust (b)	13,580	19,772
Charter Hall Group (b),(i)	812	6,038
GPT Group (b),(i)	7,273	19,391
Star Asia Investment Corp. (b),(i)	6	2,229
Stockland (b),(i)	3,900	10,802
Sun Hung Kai Properties Ltd. (b)	1,800	15,596
Tokyu Fudosan Holdings Corp. (b),(i)	990	6,646
Total Diversified		87,270
Electricity Transmission & Distribution – 0.3%
CenterPoint Energy, Inc. (i)	17,170	531,927
Equatorial Energia SA (b)	52,071	285,503
PG&E Corp. (i)	28,625	499,792
Sempra (i)	9,956	757,253
Total Electricity Transmission & Distribution		2,074,475
Gas Utilities – 0.1%
China Resources Gas Group Ltd. (b)	99,194	347,276
ENN Energy Holdings Ltd. (b)	28,181	232,136
NiSource, Inc. (i)	17,956	517,312
Total Gas Utilities		1,096,724
Gathering & Processing – 0.0%
Hess Midstream LP (i)	3,113	113,438

____________

See Notes to Financial Statements.

2024 Semi-Annual Report	21

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Shares	Value
COMMON STOCKS (continued)
Health Care – 0.0%
CareTrust REIT, Inc. (i)	603	$15,135
Omega Healthcare Investors, Inc. (i)	555	19,009
Ventas, Inc. (i)	343	17,582
Welltower, Inc. (i)	343	35,758
Total Health Care		87,484
Hotel – 0.0%
DiamondRock Hospitality Co. (i)	616	5,205
Invincible Investment Corp. (b),(i)	22	8,942
Total Hotel		14,147
Industrial – 0.0%
CTP NV (a),(b),(i)	745	12,713
Goodman Group (b),(i)	400	9,228
Mitsubishi Estate Logistics REIT Investment Corp. (b),(i)	3	7,114
Prologis, Inc. (i)	629	70,643
Segro PLC (b),(i)	1,464	16,564
Tritax Big Box REIT PLC (b),(i)	5,235	10,235
Total Industrial		126,497
Integrated Utilities/Renewables – 0.1%
Entergy Corp. (i)	4,820	515,740
Midstream – 0.3%
AltaGas Ltd. (b),(i)	14,606	330,011
Cheniere Energy, Inc. (i)	4,067	711,033
Koninklijke Vopak NV (b),(i)	4,500	186,958
ONEOK, Inc. (i)	709	57,819
Targa Resources Corp. (i)	4,749	611,576
Williams Cos., Inc./The (i)	13,202	561,085
Total Midstream		2,458,482
Net Lease – 0.0%
Agree Realty Corp. (i)	381	23,599
Essential Properties Realty Trust, Inc. (i)	902	24,994
NETSTREIT Corp. (i)	595	9,580
VICI Properties, Inc. (i)	822	23,542
Total Net Lease		81,715
Office – 0.0%
BXP, Inc. (i)	210	12,928
Cousins Properties, Inc. (i)	400	9,260
Gecina SA (b),(i)	118	10,893
Hongkong Land Holdings Ltd. (b)	2,800	9,021
KDX Realty Investment Corp. (b)	5	4,900
Mitsubishi Estate Co. Ltd. (b),(i)	640	10,076
Mitsui Fudosan Company Ltd. (b),(i)	2,636	24,261
Total Office		81,339

____________

See Notes to Financial Statements.

22	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Shares	Value
COMMON STOCKS (continued)
Oil Gas Transportation & Distribution – 0.0%
Thunderbird Resources Equity, Inc. (Acquired 4/1/2015, cost $1,114,211) (d),(e),(k)	11	$11
Pipeline (MLP) – 0.1%
Energy Transfer LP (i)	7,517	121,926
Enterprise Products Partners LP (i)	4,145	120,122
MPLX LP (i)	2,681	114,184
Pembina Pipeline Corp. (b),(i)	3,195	118,471
Plains All American Pipeline LP (i)	6,754	120,626
TC Energy Corp. (b)	3,051	115,633
Western Midstream Partners LP (i)	3,140	124,752
Total Pipeline (MLP)		835,714
Pipeline Transportation / Natural Gas – 0.0%
DT Midstream, Inc. (i)	862	61,228
Pipelines – 0.1%
TC Energy Corp. (b),(i)	11,270	427,223
Rail – 0.2%
Canadian Pacific Kansas City Ltd. (b),(i)	4,300	338,644
CSX Corp. (i)	11,040	369,288
East Japan Railway Co. (b),(i)	18,411	306,537
Rumo SA (b)	70,760	261,390
Total Rail		1,275,859
Renewable Power & Infrastructure – 0.3%
Boralex, Inc. (b),(i)	3,034	74,317
Clearway Energy, Inc. (i)	1,409	34,788
E.ON SE (b),(i)	5,396	70,918
EDP Renovaveis SA (b),(i)	3,500	48,906
Enel SpA (b),(i)	15,401	106,865
Eversource Energy (i)	9,690	549,520
First Solar, Inc. (i),(k)	131	29,535
Fortis, Inc. (b),(i)	853	33,152
Iberdrola SA (b),(i)	7,291	94,600
Mercury NZ Ltd. (b)	12,802	51,192
National Grid PLC (b),(i)	56,377	629,512
NEXTracker, Inc. (i),(k)	790	37,035
Orsted A/S (a),(b),(k)	3,790	201,330
Redeia Corp. SA (b),(i)	17,339	303,197
SSE PLC (b),(i)	2,112	47,697
Vestas Wind Systems A/S (b),(k)	1,255	29,101
Total Renewable Power & Infrastructure		2,341,665
Renewables/Electric Generation – 0.6%
CLP Holdings Ltd. (b)	39,419	318,825
CMS Energy Corp. (i)	9,377	558,213
Duke Energy Corp. (i)	8,553	857,267
____________

See Notes to Financial Statements.

2024 Semi-Annual Report	23

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Shares	Value
COMMON STOCKS (continued)
NextEra Energy, Inc. (i)	20,949	$1,483,399
Public Service Enterprise Group, Inc. (i)	8,623	635,515
RWE AG (b),(i)	9,902	339,692
Serena Energia SA (b),(k)	26,989	42,728
Xcel Energy, Inc. (i)	7,221	385,673
Total Renewables/Electric Generation		4,621,312
Residential – 0.0%
American Homes 4 Rent (i)	579	21,516
Boardwalk Real Estate Investment Trust (b),(i)	91	4,688
Comforia Residential REIT, Inc. (b),(i)	6	11,864
Equity LifeStyle Properties, Inc. (i)	380	24,749
Essex Property Trust, Inc. (i)	108	29,398
Fastighets AB Balder (b),(k)	1,410	9,679
InterRent Real Estate Investment Trust (b),(i)	702	6,112
Mid-America Apartment Communities, Inc. (i)	80	11,409
TAG Immobilien AG (b),(i),(k)	461	6,738
UDR, Inc. (i)	660	27,159
UNITE Group PLC (b),(i)	958	10,808
Vonovia SE (b),(i)	522	14,855
Total Residential		178,975
Retail – 0.0%
Capital & Counties Properties PLC (b),(i)	5,794	10,133
Eurocommercial Properties NV (b)	110	2,654
Kite Realty Group Trust (i)	804	17,994
Regency Centers Corp. (i)	350	21,770
Simon Property Group, Inc. (i)	204	30,967
Tanger, Inc. (i)	380	10,302
Unibail-Rodamco-Westfield (b),(i)	240	18,966
Total Retail		112,786
Self Storage – 0.0%
Extra Space Storage, Inc. (i)	233	36,211
Public Storage	62	17,834
Total Self Storage		54,045
Specialty – 0.0%
Iron Mountain, Inc. (i)	130	11,651
Toll Roads – 0.1%
Sacyr SA (b),(i)	40,716	143,585
Transurban Group (b),(i)	104,057	858,215
Total Toll Roads		1,001,800
Water – 0.1%
Pennon Group PLC (b),(i)	25,542	185,457
Severn Trent PLC (b),(i)	10,081	303,430
Total Water		488,887

____________

See Notes to Financial Statements.

24	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024
	Shares	Value
COMMON STOCKS (continued)
Water & Waste Infrastructure – 0.0%
American Water Works Company, Inc. (i)	560	$72,330
Republic Services, Inc. (i)	307	59,662
Veolia Environment SA (b),(i)	1,758	52,657
Waste Connections, Inc. (b),(i)	432	75,796
Waste Management, Inc. (i)	288	61,442
Xylem, Inc. (i)	274	37,163
Total Water & Waste Infrastructure		359,050
TOTAL COMMON STOCKS (Cost $21,334,292)		21,945,683
MONEY MARKET FUND – 2.7% First American Treasury Obligations Fund – Class X, 5.21% (f)	21,503,965	21,503,965
TOTAL MONEY MARKET FUND (Cost $21,503,965)		21,503,965
Total Investments – 125.3% (Cost $1,069,406,203)		1,011,198,929
Liabilities in Excess of Other Assets – (25.3)%		(204,286,420)
TOTAL NET ASSETS – 100.0%		$806,912,509

The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	—

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2024, the total value of all such securities was $582,088,855 or 72.1% of net assets.

(b)	—	Foreign security or a U.S. security of a foreign company.
(c)	—

Variable rate security – Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

(d)	—

These securities are characterized as Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs. As of June 30, 2024, the total value of all such securities was $19,219,082 or 2.4% of net assets.

(e)	—

Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of June 30, 2024, the total value of all such securities was $26,001,814 or 3.2% of net assets.

(f)	—	The rate shown represents the seven-day yield as of June 30, 2024.
(g)	—

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of June 30, 2024.
(i)	—	All or a portion of security has been pledged as collateral for credit facility. As of June 30, 2024, the total value of the collateral was $289,482,645.
(j)	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of June 30, 2024, the total value of the collateral was $67,423,877.
(k)	—	Non-income producing security.

____________

See Notes to Financial Statements.

2024 Semi-Annual Report	25

BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) (continued) June 30, 2024

Forward Currency Contracts:

As of June 30, 2024, the following forward currency contracts were outstanding:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
7/31/2024	1,009,203	USD	925,000	EUR	J.P. Morgan Securities, Inc.	$16,977
8/7/2024	4,832,908	USD	3,840,052	GBP	State Street Bank & Trust Co.	(22,652)
8/7/2024	5,300	EUR	5,756	USD	State Street Bank & Trust Co.	(69)
8/7/2024	2,172,215	USD	2,007,324	EUR	State Street Bank & Trust Co.	18,234
						$12,490

Abbreviations:

CMT	—	Constant Maturity Treasury Rate
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rates
LLC	—	Limited Liability Corporation
LP	—	Limited Partnership
MLP	—	Master Limited Partnership
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financial Rate
SONIA	—	Sterling Overnight Index Average

Currencies:

GBP(£)	—	British Pound
EUR(€)	—	Euro
USD($)	—	US Dollar

____________

See Notes to Financial Statements.

26	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Statement of Assets and Liabilities (Unaudited) June 30, 2024
Assets
Investments in securities, at value (Cost $1,069,406,203)	$1,011,198,929
Cash	15,257
Foreign currency, at value (Cost $86,005)	85,139
Interest and dividends receivable	11,627,923
Receivable for investments sold	9,021
Unrealized appreciation on forward currency contracts (Note 3)	35,211
Deferred offering costs (Note 8)	96,919
Prepaid expenses	30,626
Total assets	1,023,099,025
Liabilities
Payable for credit facility (Note 7)	152,000,000
Reverse repurchase agreements (Note 7)	52,119,567
Interest payable for credit facility and reverse repurchase agreements (Note 7)	1,138,386
Payable for investments purchased	9,721,101
Unrealized depreciation on forward currency contracts (Note 3)	22,721
Investment advisory fees payable (Note 5)	830,747
Administration fees payable (Note 5)	124,611
Accrued expenses	229,383
Total liabilities	216,186,516
Net Assets	$806,912,509
Composition of Net Assets:
Paid-in capital	$1,010,481,177
Accumulated losses	(203,568,668)
Net Assets	$806,912,509
Shares Outstanding and Net Asset Value Per Share:
Common shares outstanding	55,280,671
Net asset value per share	$14.60

____________

See Notes to Financial Statements.

2024 Semi-Annual Report	27

BROOKFIELD REAL ASSETS INCOME FUND INC. Statement of Operations (Unaudited) For the Six Months Ended June 30, 2024
Investment Income (Note 2):
Interest (net of foreign withholding tax of $43,167)	$34,693,084
Dividends and distributions (net of foreign withholding tax of $21,862)	1,152,963
Less return of capital distributions	(67,784)
Total investment income	35,778,263
Expenses:
Investment advisory fees (Note 5)	4,962,325
Administration fees (Note 5)	744,349
Offering costs (Note 8)	187,946
Directors’ fees	147,294
Reports to shareholders	104,434
Fund accounting fees	103,252
Miscellaneous	69,592
Legal fees	59,852
Custodian fees	52,711
Audit and tax services	51,752
Insurance	38,674
Registration fees	31,128
Transfer agent fees	29,446
Total operating expenses	6,582,755
Interest expense on credit facility and reverse repurchase agreements (Note 7)	5,738,227
Total expenses	12,320,982
Net investment income	23,457,281
Net realized gain (loss) on:
Investments	(5,102,667)
Foreign currency transactions	34,212
Forward currency contracts	(31,623)
Net realized loss	(5,100,078)
Net change in unrealized appreciation (depreciation) on:
Investments	1,832,254
Foreign currency	(2,158)
Foreign currency translations	(4,515)
Forward currency contracts	164,955
Net change in unrealized appreciation	1,990,536
Net realized and unrealized loss	(3,109,542)
Net increase in net assets resulting from operations	$20,347,739

____________

See Notes to Financial Statements.

28	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$23,457,281	$41,774,796
Net realized gain (loss)	(5,100,078)	287,375
Net change in unrealized appreciation	1,990,536	39,748,147
Net increase in net assets resulting from operations	20,347,739	81,810,318
Distributions to Shareholders:
Distributable earnings	(39,221,874)	(42,201,961)
Return of capital	—	(77,785,806)
Total distributions paid	(39,221,874)	(119,987,767)
Capital Share Transactions:
Proceeds from shares sold, net of offering costs (Note 8)	—	2,557,447
Reinvestment of distributions	—	3,675,180
Cost of shares repurchased (Note 8)	(2,212,246)	(7,787,752)
Net decrease in net assets from capital share transactions	(2,212,246)	(1,555,125)
Total decrease in net assets	(21,086,381)	(39,732,574)
Net Assets:
Beginning of period	827,998,890	867,731,464
End of period	$806,912,509	$827,998,890
Share Transactions:
Shares sold (Note 8)	—	145,617
Shares reinvested	—	229,027
Shares repurchased (Note 8)	(178,402)	(623,411)
Net decrease in shares outstanding	(178,402)	(248,767)

____________

See Notes to Financial Statements.

2024 Semi-Annual Report	29

BROOKFIELD REAL ASSETS INCOME FUND INC. Statement of Cash Flows (Unaudited) For the Six Months Ended June 30, 2024
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$20,347,739
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments and principal payups	(307,770,580)
Proceeds from disposition of long-term portfolio investments and principal paydowns	259,164,294
Net purchases and sales of short-term portfolio investments	25,554,848
Return of capital distributions from portfolio investments	67,784
Increase in interest and dividends receivable	(254,580)
Decrease in receivable for investments sold	1,236,989
Decrease in deferred offering costs	91,027
Increase in prepaid expenses	(10,548)
Increase in interest payable for credit facility and reverse repurchase agreements	175,415
Increase in payable for investments purchased	7,195,103
Decrease in investment advisory fees payable	(10,807)
Decrease in administration fees payable	(1,621)
Increase in accrued expenses	55,410
Net accretion of discount on investments and other adjustments to cost	(931,775)
Net change in unrealized appreciation on investments, foreign currency and forward currency contracts	(1,995,051)
Net realized loss on investment transactions	5,102,667
Net cash provided by operating activities	8,016,314
Cash flows provided by (used for) financing activities:
Cash provided by reverse repurchase agreements	34,921,567
Cash used for shares repurchased	(3,792,729)
Distributions paid to shareholders, net of reinvestments	(39,221,874)
Net cash used for financing activities	(8,093,036)
Effect of exchange rate changes on cash	(2,158)
Net decrease in cash	(78,880)
Cash at beginning of period	179,276
Cash at end of period	$100,396
Supplemental Disclosure of Cash Flow Information:
Interest payments on the credit facility and reverse repurchase agreements for the six months ended June 30, 2024 totaled $5,562,812.
Reconciliation of Cash at the End of Period to The Statement of Assets and Liabilities:
Cash	$15,257
Foreign currency	85,139
Cash at end of period	$100,396

____________

See Notes to Financial Statements.

30	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Financial Highlights
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,							For the Period from December 5, 2016[1] to December 31, 2016
		2023	2022	2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value, beginning of period	$14.93	$ 15.58	$ 20.12	$ 20.02	$ 23.21	$ 22.07	$ 25.15	$ 25.14	$ 25.00
Net investment income[2]	0.42	0.75	0.76	0.78	0.80	1.10	1.52	1.74	0.15
Net realized and change in unrealized gain (loss)	(0.04)	0.75	(2.91)	1.71	(1.60)	2.43	(2.21)	0.66	0.19
Net increase (decrease) in net asset value resulting from operations	0.38	1.50	(2.15)	2.49	(0.80)	3.53	(0.69)	2.40	0.34
Distributions from net investment income	(0.71)	(0.76)	(0.74)	(0.92)	(0.68)	(1.30)	(1.53)	(1.84)	(0.15)
Return of capital distributions	—	(1.39)	(1.65)	(1.47)	(1.71)	(1.09)	(0.86)	(0.55)	(0.05)
Total distributions paid*	(0.71)	(2.15)	(2.39)	(2.39)	(2.39)	(2.39)	(2.39)	(2.39)	(0.20)
Net asset value, end of period	$ 14.60	$ 14.93	$ 15.58	$ 20.12	$ 20.02	$ 23.21	$ 22.07	$ 25.15	$ 25.14
Market price, end of period	$ 12.76	$ 12.81	$ 16.15	$ 21.11	$ 17.83	$ 21.35	$ 19.07	$ 23.37	$ 22.31
Total Investment Return based on Net Asset Value#,3	2.60%	10.52%	(11.13)%	13.08%	(2.51)%	16.42%	(3.08)%	9.88%	1.36%
Total Investment Return based on Market Price†,3	5.22%	(8.48)%	(12.66)%	33.06%	(4.16)%	24.79%	(9.12)%	15.94%	0.50%[4]
Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000s)	$806,913	$827,999	$867,731	$1,008,191	$878,588	$846,429	$805,294	$917,653	$917,593
Operating expenses excluding interest expense[5,6]	1.63%	1.65%	1.76%	1.80%	1.77%	1.61%	1.63%	1.60%	1.70%
Interest expense[5]	1.42%	1.58%	1.00%	0.33%	0.47%	0.93%	0.93%	0.58%	0.60%
Total expenses[5,6]	3.05%	3.23%	2.76%	2.13%	2.24%	2.54%	2.56%	2.18%	2.30%
Net expenses, including fee waivers and reimbursement and excluding interest expense[5,6]	1.63%	1.65%	1.76%	1.80%	1.77%	1.61%	1.08%	1.03%	1.03%
Net expenses including waivers and reimbursement[5,6]	3.05%	3.23%	2.76%	2.13%	2.24%	2.54%	2.00%	1.61%	1.63%
Net investment income[5,6]	5.80%	4.99%	4.38%	3.88%	4.08%	4.69%	6.31%	6.84%	8.13%
Net investment income, excluding the effect of fee waivers and reimbursement[5,6]	5.80%	4.99%	4.38%	3.88%	4.08%	4.69%	5.76%	6.27%	7.46%
Portfolio turnover rate[3]	27%	35%	43%	65%	87%	46%	35%	43%	15%[7]

*      Distributions for annual periods determined in accordance with federal income tax regulations.

#           Total investment return based on net asset value (“NAV”) is the combination of changes in NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The actual reinvestment price for dividends declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total investment return excludes the effects of sales charges or contingent deferred sales charges, if applicable.

†           Total investment return based on market price is the combination of changes in the New York Stock Exchange (“NYSE”) market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The actual reinvestment for dividends declared in the period may take place over several days as described in the Fund’s dividend reinvestment plan, and in some instances may not be based on the market price. Total investment return excludes the effect of broker commissions.

1           Commencement of operations was December 5, 2016.

2           Per share amounts presented are based on average shares outstanding throughout the period indicated.

3           Not annualized for periods less than one year.

4           Total investment return based on market price is calculated based on first trade price of $22.40 on December 5, 2016.

5           Annualized for periods less than one year.

6           The operating expenses limitation agreement expired pursuant to its terms on December 4, 2018.

7           For the portfolio turnover calculation, portfolio purchases and sales of the Brookfield Mortgage Opportunity Income Fund Inc., Brookfield High Income Fund Inc. and Brookfield Total Return Fund Inc. made prior to the Reorganizations into the Brookfield Real Assets Income Fund Inc. have been excluded from the numerator and the monthly average value of securities used in the denominator reflects the combined market value after the Reorganizations.
____________

See Notes to Financial Statements.

2024 Semi-Annual Report	31

BROOKFIELD REAL ASSETS INCOME FUND INC. Financial Highlights (continued)

The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years, as applicable.
Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage per Unit[1]	Involuntary Liquidating Preference Per Unit	Average Market Value per Unit (Exclude Bank Loans)	Type of Senior Security
June 30, 2024[2]	$204,119,567	$4,953	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2023	169,198,000	5,894	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2022	315,567,000	3,750	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2021	404,957,190	3,490	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2020	317,580,941	3,767	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2019	242,192,000	4,495	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2018	280,799,762	3,868	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2017	259,395,471	4,538	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2016[3]	302,682,176	4,032	N/A	N/A	Credit Facility, Reverse Repurchase Agreement

____________

1           Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

2           For the six months ended June 30, 2024 (unaudited).

3           Commencement of operations was December 5, 2016.

____________

See Notes to Financial Statements.

32	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Notes to Financial Statements (Unaudited) June 30, 2024

1.  Organization

Brookfield Real Assets Income Fund Inc. (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s shares are listed on the New York Stock Exchange (“NYSE”) and trade under the ticker symbol “RA.” The Fund was incorporated under the laws of the State of Maryland on October 6, 2015.

Brookfield Public Securities Group LLC (“PSG” or the “Adviser”), an indirect wholly-owned subsidiary of Brookfield Asset Management ULC, an unlimited liability company formed under the laws of British Columbia, Canada, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Fund.

The investment objective of the Fund is to seek high total return, primarily through high current income and secondarily, through growth of capital. The investment objective is not fundamental and may be changed by the Fund’s Board of Directors (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. No assurances can be given that the Fund’s investment objective will be achieved.

The Fund seeks to achieve its investment objective by investing primarily in the real asset class, which includes the following: Real Estate Securities; Infrastructure Securities; and Natural Resources Securities (collectively, “Real Asset Companies and Issuers”).

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (average daily net assets plus the amount of any borrowings for investment purposes) in the securities and other instruments of Real Asset Companies and Issuers (the “80% Policy”). The Fund may change the 80% Policy without shareholder approval, upon at least 60 days’ prior written notice to shareholders. The Fund normally expects to invest at least 65% of its Managed Assets in fixed income securities of Real Asset Companies and Issuers and in derivatives and other instruments that have economic characteristics similar to such securities.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Valuation of Investments: The Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

2024 Semi-Annual Report	33

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

34	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical assets or liabilities
Level 2	—

quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$1,157,266	$—	$1,157,266
Securitized Credit	—	327,062,106	19,219,071	346,281,177
Corporate Credit	—	556,274,961	—	556,274,961
Term Loans	—	40,597,425	—	40,597,425
Preferred Stocks	23,438,452	—	—	23,438,452
Common Stocks	15,415,156	6,530,516	11	21,945,683
Money Market Fund	21,503,965	—	—	21,503,965
Total Investments	$60,357,573	$931,622,274	$19,219,082	$1,011,198,929
Other Financial Instruments:(1)	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$12,490	$—	$12,490
Total	$—	$12,490	$—	$12,490

For further information regarding security characteristics, see the Schedule of Investments.

____________

(1) Forward currency contracts are reflected at the net unrealized appreciation on the instruments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under ASC Topic 825, Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts of $152,000,000 for the credit facility and $52,119,567 for the reverse repurchase agreements presented in the Statement of Assets and Liabilities. As of June 30, 2024, these financial instruments are categorized as Level 2 within the disclosure hierarchy.

2024 Semi-Annual Report	35

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of June 30, 2024.

	Quantitative Information about Level 3 Fair Value Measurements
	Value as of June 30, 2024	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/ (Weighted Average)	Impact of Valuation from an Increase in Input(1)
Securitized Credit
Commercial Real Estate	$14,472,690	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-17.0% (14.2%)	Decrease

	3,092,117	Market Approach	Expected Recovery Value	Multiple of Underlying Assets	1x	Increase

Commercial Mortgage-Backed Securities	1,654,264	Income Approach	Discounted Cash Flow	Yield (Discount Rate)	19.0%	Decrease
Common Stocks
Thunderbird Resources Equity, Inc.	11	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Increase
Total	$19,219,082

____________

(1)  The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securitized Credit	Common Stocks	Total
Balance as of December 31, 2023	$19,117,510	$11	$19,117,521
Accrued discounts (premiums)	9,723	—	9,723
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(1,529,070)	—	(1,529,070)
Purchases at cost	1,620,908	—	1,620,908
Sales proceeds	—	—	—
Transfers into Level 3	—	—	—
Balance as of June 30, 2024	$19,219,071	$11	$19,219,082
Change in unrealized appreciation (depreciation) for Level 3 assets still held at the reporting date	$(1,407,417)	$—	$(1,407,417)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively, and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statement of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions are disclosed by the REITs and actual amounts may differ from the estimated

36	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

amounts. A distribution received from the Fund’s investments in master limited partnerships (“MLP”) generally are comprised of return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.

The Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.

Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.

Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses that are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets, evenly, or a combination of average net assets and evenly.

Distributions to Shareholders: The Fund declares and pays dividends monthly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income.

This notice is available on the Adviser’s website at https://publicsecurities.brookfield.com. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

2024 Semi-Annual Report	37

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

When Issued, Delayed Delivery Securities and Forward Commitments: The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

New Accounting Pronouncements: In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

3.  Derivative Financial Instruments

The Fund may purchase and sell derivative instruments such as exchange-listed and over-the counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments. It may purchase and sell financial futures contracts and options thereon. Moreover, the Fund may enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund may also purchase derivative instruments that combine features of several of these instruments. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

38	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

There were no futures contracts outstanding as of June 30, 2024.

Forward Currency Contracts: A forward currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence, changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Fund invests in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The average quarterly U.S. dollar value of forward currency contracts to be delivered or received during the six months ended June 30, 2024 was $6,933,853, which represents the volume of activity during the period.

The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives	Statement of Assets and Liabilities	Value as of June 30, 2024
Forward currency contracts	Unrealized appreciation on forward currency contracts (assets)	$ 35,211
Forward currency contracts	Unrealized depreciation on forward currency contracts (liabilities)	(22,721)

The following table sets forth the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024:

Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Loss	Net Change in Unrealized Appreciation
Forward currency contracts	Forward currency contracts	$ (31,623)	$ 164,955

The Fund has elected to not offset derivative assets and liabilities or financial assets, including cash, that may be received or paid as part of collateral arrangements, even when an enforceable master netting agreement is in place that provides the Fund, in the event of counterparty default, the right to liquidate collateral and the right to offset a counterparty’s rights and obligations.

Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement as of June 30, 2024:

				Collateral
	Gross Amounts	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Non-Cash Collateral Pledged (Received)	Collateral Pledged (Received)	Net Amount
Assets:
Forward currency contracts	$35,211	$—	$ 35,211	$—	$—	$ 35,211
Liabilities:
Forward currency contracts	$22,721	$—	$(22,721)	$—	$—	$(22,721)
2024 Semi-Annual Report	39

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

4.  Risks of Investing in Asset-Backed Securities and Below-Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of the underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments or other credit enhancement.

The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. The Fund has investments in below-investment grade debt securities, including mortgage-backed and asset-backed securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect its ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent the Fund seeks capital growth through investment in such securities, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund is also subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Fund may be restricted from disposing of distressed securities.

5.  Investment Advisory Agreement and Transactions with Related Parties

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services at an annual rate of 1.00% of the Fund’s average daily net assets plus the amount of borrowing for investment purposes (“Managed Assets”).

The Fund has entered into an Administration Agreement with the Adviser, and the Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Sub-Administrator”), on behalf of the Fund. The Adviser and the Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee at an annual rate of 0.15% of the Fund’s Managed Assets. The Adviser is responsible for any fees due to the Sub-Administrator.

40	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

The Adviser has entered into a Sub-Advisory Agreement with Oaktree Fund Advisors, LLC (the “Sub-Adviser”). The Sub-Adviser is an affiliate of Oaktree Capital Management, L.P. (“OCM”), a leading global investment management firm headquartered in Los Angeles, California focused on less efficient markets and alternative investments, and is a subsidiary of Oaktree Capital Group, LLC (“OCG,” together with OCM and the Sub-Adviser, “Oaktree”). The Sub-Adviser is responsible for the management of the securitized credit allocation with a focus on its investments in commercial mortgage-backed securities, residential mortgage-backed securities, and related assets. In 2019, Brookfield Asset Management ULC, an unlimited liability company formed under the laws of British Columbia, Canada (“BAM ULC” or “Brookfield”), acquired a majority interest in Oaktree. As the Adviser, PSG determines, and has oversight responsibility for, the Fund’s securitized credit allocations managed by the Sub-Adviser.

Certain officers and/or trustees of the Fund are officers and/or employees of the Adviser.

6.  Purchases and Sales of Investments

For the six months ended June 30, 2024, purchases and sales of investments (including principal payups and paydowns), excluding short-term securities, reverse repurchase agreements and U.S. government securities, were $307,770,580 and $259,164,294, respectively.

For the six months ended June 30, 2024, there were no purchases and sales of long-term U.S. Government securities.

7.  Borrowings

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The maximum line of credit as of June 30, 2024 for the Fund is $300,000,000. The Fund pays interest in the amount of 0.90% plus the Overnight Bank Funding Rate (“OBFR”) on the amount of eligible equity securities outstanding and 1.00% plus the OBFR on the amount of other eligible securities outstanding. As of June 30, 2024, the Fund had outstanding borrowings of $152,000,000. For the six months ended June 30, 2024, the Fund borrowed an average daily balance of $152,000,000 at a weighted average borrowing cost of 6.41% and the interest expense amounted to $4,843,032. As of June 30, 2024, the total value of the collateral was $289,482,645.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

2024 Semi-Annual Report	41

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

At June 30, 2024, the Fund the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements
JPMorgan Chase	5.20%	5/30/2024	7/16/2024	$1,343,000	$1,349,208
JPMorgan Chase	5.25%	5/14/2024	7/16/2024	2,111,802	2,126,585
JPMorgan Chase	5.45%	5/14/2024	7/16/2024	6,528,449	6,575,889
JPMorgan Chase	5.50%	5/14/2024	7/16/2024	15,230,493	15,342,184
JPMorgan Chase	5.50%	5/28/2024	7/16/2024	4,840,000	4,865,141
JPMorgan Chase	5.50%	5/30/2024	7/16/2024	3,916,000	3,935,145
JPMorgan Chase	5.50%	6/10/2024	7/16/2024	5,294,160	5,311,145
JPMorgan Chase	5.60%	5/14/2024	7/16/2024	6,028,650	6,073,664
JPMorgan Chase	5.70%	5/14/2024	7/16/2024	2,093,175	2,109,083
JPMorgan Chase	5.75%	5/14/2024	7/16/2024	2,561,220	2,580,856
JPMorgan Chase	5.80%	5/14/2024	7/16/2024	2,172,618	2,189,420
Total				$52,119,567	$52,458,320

____________

(1) The average daily balance of reverse repurchase agreements outstanding for the Fund during the six months ended June 30, 2024, was $32,622,768 at a weighted average daily interest rate of 5.52% and the interest expense amounted to $895,195. As of June 30, 2024, the total value of the collateral was $67,423,877.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$—	$52,119,567	$—	$—	$52,119,567
Total	$—	$52,119,567	$—	$—	$52,119,567

The Fund has elected to not offset derivative assets and liabilities or financial assets, including cash, that may be received or paid as part of collateral arrangements, even when an enforceable master netting agreement is in place that provides the Fund, in the event of counterparty default, the right to liquidate collateral and the right to offset a counterparty’s rights and obligations.

Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:

				Collateral
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Non-Cash Collateral (Pledged) Received*	Collateral Pledged (Received)*	Net Amount
Reverse Repurchase Agreements	$52,119,567	$—	$52,119,567	$(52,119,567)	$—	$—

____________

* Excess of collateral pledged to the individual counterparty is not shown for ﬁnancial statement purposes.

42	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

8.  Capital Shares

The Fund has 1,000,000,000 shares of $0.001 par value common shares authorized. Of the shares outstanding at June 30, 2024 for the Fund, the Adviser owns 100,051 shares. The Fund’s Board is authorized to classify and reclassify any unissued common shares. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares are fully paid and non-assessable. Common shareholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.

The Fund has filed a registration statement using the “shelf” registration process (the “Shelf Registration Statement”), which became effective on April 12, 2024. The Shelf Registration Statement permits the Fund to offer, from time to time, in one or more offerings, common shares or preferred shares, or subscription rights to purchase the Fund’s common shares or preferred shares. As of June 30, 2024, the Fund has not offered common shares or preferred shares, or subscription rights to purchase the Fund’s common shares or preferred shares, pursuant to the Shelf Registration Statement.

The Fund previously entered into an “at-the-market” offering program (the “Legacy ATM Program”) through the Fund’s prior “shelf” registration statement, which expired on April 21, 2024. The Legacy ATM Program allowed for an offering of up to 6,600,000 shares of common stock of the Fund. For the year ended December 31, 2023, the Fund issued 145,617 shares under the Legacy ATM Program at an average price of $17.6945 per share.

Amortization of offering costs (excluding underwriter discounts and commissions, which is included in proceeds from shares sold in the Statements of Changes in Net Assets) of $19,174 related to the issuance of common shares were recorded to paid-in capital during the year ended December 31, 2023.

The Fund issued 229,027 shares through its Dividend Reinvestment Plan (the “Plan”) during the year ended December 31, 2023.

The Board has approved a share repurchase plan. Under the current share repurchase plan, as of June 30, 2024, the Fund may purchase in the open market up to 10% of its outstanding common shares. The current share repurchase plan will remain in effect until December 5, 2024. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. The Board authorized the share repurchase program as a result of its review of the options available to enhance shareholder value and reduce any potential discount between the market price of the Fund’s shares and the net asset value per share. During the six months ended June 30, 2024 and the year ended December 31, 2023, 178,402 and 623,411 shares were repurchased by the Fund at a weighted average price of $12.380 and $12.472, an aggregate cost, including brokerage commissions, of $2,212,246 and $7,787,752 and at a weighted average discount of 14.43% and 14.15% to net asset value, respectively. All shares repurchased have been reclassified as authorized but unissued.

9.  Federal Income Tax Information

The Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

2024 Semi-Annual Report	43

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2024, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2023, open taxable years consisted of the taxable years ended December 31, 2020 through December 31, 2023. No examination of the Fund’s tax returns is currently in progress.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The federal income tax information referenced below is as of the Fund’s most recently completed tax year-end of December 31, 2023.

The tax character of the distributions paid for the year ended December 31, 2023 were as follows:

Year Ended December 31, 2023
Ordinary Income	$42,201,961
Return of Capital	77,785,806
Total	$119,987,767

At December 31, 2023, the Fund’s most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Capital loss carryforwards(1)	$(123,887,675)
Late year ordinary losses	(565,310)
Other accumulated gains	2,430
Tax basis unrealized depreciation on investments and foreign currency	(60,243,978)
Total tax basis net accumulated losses	$(184,694,533)

____________

(1) To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at December 31, 2023 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,050,797,891	$19,753,875	$(79,997,853)	$(60,243,978)

The Fund deferred, on a tax basis, late year ordinary losses of $565,310. As of December 31, 2023, the Fund’s capital loss carryforwards were as follows:

Capital Loss Carryforwards:	Expires:	Limitation:
$98,196,457 (Short-Term)	N/A	Unlimited
$25,691,218 (Long-Term)	N/A	Unlimited
44	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2024

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for paydown losses, Section 988 currency, sales of PFICs, partnership income/expense and return of capital. Permanent book and tax differences, if any, will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share. Any undistributed net income and realized gain remaining at fiscal year end is distributed in the following year.

10.Indemnifications

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

11.Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Distributions: The Fund’s Board declared the following monthly distributions:

Distribution Per Share	Record Date	Payable Date
$0.1180	July 9, 2024	July 25, 2024
$0.1180	August 6, 2024	August 26, 2024

Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no additional events that require recognition or disclosure in the financial statements.

2024 Semi-Annual Report	45

BROOKFIELD REAL ASSETS INCOME FUND INC. Compliance Certification (Unaudited)

On July 12, 2024, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made semi-annual certifications, included in filings with the SEC on Form N-CSR relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

46	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Proxy Results (Unaudited)

The shareholders of the Brookfield Real Assets Income Fund Inc. voted on the following proposals at a shareholder meeting held on Thursday, June 20, 2024, at 8:30 a.m., Eastern Time. The description of the proposals and number of shares voted are as follows:

Proposal 1	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1.1 To elect to the Fund’s Board of Directors Betty A. Whelchel, Class I Independent Director Nominee	35,465,375	2,721,833	981,744
1.2 To elect to the Fund’s Board of Directors Brian F. Hurley, Class I Interested Director Nominee	35,562,218	2,633,301	973,436
Proposal 2	Shares Voted For	Shares Voted Against	Shares Voted Abstain
2.1 To elect to the Fund’s Board of Directors Heather S. Goldman, Class II Independent Director Nominee	35,364,405	2,826,897	977,655
2.2 To elect to the Fund’s Board of Directors William H. Wright II, Class II Independent Director Nominee	35,518,922	2,673,100	976,936
2024 Semi-Annual Report	47

BROOKFIELD REAL ASSETS INCOME FUND INC. Board Considerations Relating to the Investment Advisory and Sub-Advisory Agreements (Unaudited)

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of Brookfield Real Assets Income Fund Inc. (the “Fund”), including the Directors who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), of the Fund, considered and approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Brookfield Public Securities Group LLC (the “Adviser” or “Brookfield”), and the Sub-Advisory Agreement between Brookfield and Oaktree Fund Advisors, LLC (the “Sub-Adviser” or “Oaktree”) with respect to the Fund (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”), each for a successive one-year period at an in-person meeting held on May 22-23, 2024 (the “Meeting”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, and Brookfield and Oaktree provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreement. These materials included, among other things: (a) a summary of the services provided to the Fund by Brookfield and Oaktree; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group and/or peer universe of funds, as applicable, as well as supplemental data prepared by Brookfield; (c) information on the profitability of Brookfield; (d) information relating to economies of scale; (e) information about Brookfield’s general compliance policies and procedures and the services that it provides in connection with its oversight of Oaktree; (f) information on Brookfield’s and Oaktree’s risk management processes; (g) information regarding their brokerage and soft dollar practices; and (h) information about the key personnel of Brookfield and Oaktree who are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER. The Board, including the Independent Directors, considered the nature, extent and quality of services provided by Brookfield. The Board noted that such services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that Brookfield provides office space, bookkeeping, accounting, legal and compliance services, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Fund without compensation. The Board also noted that Brookfield is also responsible for the coordination and oversight of the Fund’s third-party service providers, including Oaktree. In addition to the quality of the advisory services provided by Brookfield, the Board considered the quality of the administrative and other services provided by Brookfield to the Fund pursuant to the Advisory Agreement.

In connection with the services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Fund. The Board also considered the personnel responsible for providing advisory services to the Fund and other key personnel of Brookfield, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Trustees’ experience and interaction with Brookfield, that: (i) Brookfield would continue to be able to retain high quality personnel; (ii) Brookfield has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) Brookfield has been responsive to requests of the Board; and (iv) Brookfield has kept the Board apprised of developments relating to the Fund and the industry in general.

The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Fund; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Fund, including comparable investment companies and accounts managed by Brookfield; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial

48	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Board Considerations Relating to the Investment Advisory and Sub-Advisory Agreements (Unaudited) (continued)

statements of Brookfield; (vi) Brookfield’s culture of compliance and its commitment to compliance generally, as well as its risk management processes and attention to regulatory matters; and (vii) Brookfield’s reputation and its experience serving as an investment adviser and the experience of the teams of portfolio managers that manage the Fund, as well as its experience serving as an investment adviser to other investment fund and institutional clients. The Board also reviewed Brookfield’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially impact Brookfield from effectively serving as the investment adviser to the Fund. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.

The Board also considered the nature, extent and quality of subadvisory services provided by Oaktree to RA. The Board observed the Sub-Adviser’s responsibilities in relation to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s policies and investment objective, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s risk assessment and monitoring processes. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the Sub-Adviser’s history and investment experience, as well as information regarding the investment personnel who provide services to the Fund. The Board also evaluated the expertise and performance of the personnel who oversee compliance with the Fund’s investment restrictions and other requirements. Additionally, the Board considered certain information in relation to the Sub-Adviser’s portfolio managers. The Board also recognized the Sub-Adviser’s reputation and experience in serving as an investment adviser to other fund and accounts, and considered its investment processes and philosophy. The Board took into account that the Sub-Adviser’s responsibilities include the development and maintenance of investment programs for a sleeve of the Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed Oaktree’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially impact Oaktree from effectively serving as the investment subadviser to the Fund. Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the overall services provided by the Sub-Adviser were satisfactory and that it was reasonable to conclude that the Sub-Adviser would continue to provide high quality investment services to the Fund.

THE PERFORMANCE OF THE FUND, THE ADVISER, AND THE SUB-ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Fund. The Board noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Fund in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Fund as compared to a group of funds with investment classifications and/or objectives comparable to those of the Fund (“Peer Universe”) and to an appropriate index or combination of indices identified by Broadridge (the “Broadridge Index”), as well as a focused peer group identified by Brookfield (“Peer Group”) and the Fund’s benchmark index (the “Benchmark Index”). In addition, the Board considered supplemental performance information that provided strategy level performance returns over longer periods as compared to the Fund’s performance information since inception. The Board was provided with a description of the methodology used by Broadridge to select the funds included in the Peer Universe. At the Meeting, management also discussed the methodology used by Brookfield to select the funds included in the Peer Group. The performance information was presented for the periods ended March 31, 2024. The Fund’s performance relative to the median of the Fund’s Peer Universe and Peer Group is described below, and if the Fund’s performance ranked below the median for its Peer Universe, the specific quintile rankings are also noted below with respect to the relevant periods of underperformance.

2024 Semi-Annual Report	49

BROOKFIELD REAL ASSETS INCOME FUND INC. Board Considerations Relating to the Investment Advisory and Sub-Advisory Agreements (Unaudited) (continued)

Brookfield Real Assets Income Fund Inc. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-year period (fifth quintile), five-year period (fourth quintile), and since inception period (third quintile), and above the median of its Peer Universe for the three-year period (second quintile). The Board also considered that the Fund underperformed its Broadridge Index for the one-, five-, and since inception period, and outperformed its Broadridge Index for the three-year period. In addition, the Board further noted that the Fund’s performance was below the median of its Peer Group for the quarter ended March 31, 2024, as well as for the one-year period, and above the median of its Peer Group for all other periods. Finally, the Board noted that the Fund outperformed its Benchmark Index for the quarter ended March 31, 2024, and for all other periods.

THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board also received information regarding the management fees to be paid by the Fund to Brookfield pursuant to the Advisory Agreement and the fees paid by Brookfield to Oaktree pursuant to the Sub-Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Brookfield, Oaktree or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for the Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge. Brookfield identified the funds eligible for inclusion in the Expense Group. In considering the reasonableness of the management fees to be paid by the Fund to Brookfield, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. The Board acknowledged that it was difficult to make precise comparisons with other fund in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreement is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Brookfield was providing services at a cost that was competitive with other, similar funds. In reviewing the expense rankings, the Board noted that a fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.

Brookfield Real Assets Income Fund Inc. The Board considered and took note of the following with respect to the Fund: (i) the Fund’s contractual management fees at common asset levels ($825 million) were above the median of its Expense Group (in the fifth quintile); (ii) the Fund’s actual total expenses for common and leveraged assets were above the median of its Expense Group (ranked 6/9) and Expense Universe (ranked 54/86); (iii) the Fund’s actual total expenses for only common assets were at the median of its Expense Group (ranked 5/9) and above the median of the Expense Universe (ranked 47/86); (iv) the Fund’s actual total expenses (excluding investment related expenses and taxes) for common and leveraged assets were above the median of the Expense Group (ranked 9/9) and Expense Universe (ranked 70/86); (v) the Fund’s actual total expenses (excluding investment related expenses and taxes) for only common assets were above the median of its Expense Group (ranked 9/9) and Expense Universe (ranked 62/86); (vi) the Fund’s actual management fees for common and leveraged assets were above the median of its Expense Group (ranked 9/9) and Expense Universe (ranked 76/86); (vii) the Fund’s actual management fees for only common assets were above the median of its Expense Group (ranked 9/9) and Expense Universe (ranked 67/86); (viii) the Fund’s actual non-management expenses for common and leveraged assets were above the median of its Expense Group (ranked 7/9) and Expense Universe (ranked 52/86); (ix) the Fund’s actual non-management expenses for only common assets were above the median of its Expense Group (ranked 7/9) and Expense Universe (ranked 47/86); (x) the Fund’s investment related expenses and taxes for common and leveraged assets were at the median of its Expense Group (ranked 5/9) and below the median of its Expense Universe (ranked 40/86); and (xi) the Fund’s investment related expenses and taxes for only common assets were at the median of its Expense Group (ranked 5/9) and below the median of its Expense Universe (ranked 36/86).

50	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Board Considerations Relating to the Investment Advisory and Sub-Advisory Agreements (Unaudited) (continued)

The Board was also asked to consider the management fees received by Brookfield with respect to other funds and accounts with similar investment strategies to the Fund, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Fund, as applicable, including the broader and more extensive scope of services provided to the Fund in comparison to institutional or separately managed accounts; the higher demands placed on Brookfield’s investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund; the greater entrepreneurial risk in managing the Fund; and the impact on Brookfield and expenses associated with the more extensive regulatory regime to which the Fund are subject in comparison to institutional or separately managed accounts.

The Board also considered Brookfield’s profitability and the benefits Brookfield and its affiliates received from their relationship with the Fund. The Board received a memorandum and reviewed financial information relating to Brookfield’s financial condition and profitability with respect to the services it provided to the Fund and considered how profit margins could affect Brookfield’s ability to attract and retain high quality investment professionals and other key personnel. In this regard, the Board reviewed the Fund’s profitability analysis addressing the overall profitability of Brookfield in connection with its management of the Brookfield Fund Complex.1 In analyzing Brookfield’s profitability, particular attention was given to the allocation of the direct and indirect costs of the resources and expenses in managing the Fund, as well as the non-Fund and non-advisory business activities across Brookfield’s key business lines. The Board further noted that the methodology followed in allocating costs to the Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board concluded that the expected profitability to the Adviser from the Fund was reasonable.

With respect to Oaktree in relation to RA, the Board reviewed Oaktree’s financial information and considered whether Oaktree had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services. Additionally, the Board considered the reasonableness of the management fee payable by the Adviser to Oaktree under the Sub-Advisory Agreement and took into account that the fee was consistent with management fees that Oaktree charged to comparable funds. In considering the expected profitability to Oaktree in connection with its relationship to the Fund, the Board noted that the fees under the Sub-Advisory Agreement are paid by Brookfield out of the management fees that it receives under the Advisory Agreement. As a result, the Board noted that Fund stockholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by Brookfield to Oaktree, the Board noted that, because Oaktree is an affiliate of Brookfield, such profitability might be directly or indirectly shared by the Adviser. For these reasons, the Board concluded that the profitability to Oaktree from its relationship with the Fund was not considered a material factor in its consideration of the renewal of the Sub-Advisory Agreement.

The Board concluded that Brookfield and Oaktree had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Fund with the high-quality services provided in the past. The Board also concluded that the management fees and subadvisory fees were reasonable in light of the factors discussed above.

THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the Brookfield Fund Complex, the constituent funds, including the Fund, share common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board did not review specific information regarding whether there have been economies of scale with respect to Oaktree’s management of RA because it did not consider this as a relevant and material factor at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by Brookfield, was reasonable in light of the factors discussed above. The Board concluded that the management fee structure was reasonable in light of the factors discussed above.

____________

1   The Brookfield Fund Complex is comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., and Oaktree Diversified Income Fund Inc. (the “Brookfield Fund Complex”).

2024 Semi-Annual Report	51

BROOKFIELD REAL ASSETS INCOME FUND INC. Board Considerations Relating to the Investment Advisory and Sub-Advisory Agreements (Unaudited) (continued)

OTHER FACTORS. In consideration of the Advisory Agreement, the Board also received information regarding Brookfield’s brokerage and soft dollar practices. The Board considered that Brookfield is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board also considered the benefits Brookfield derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Brookfield in return for allocating brokerage. The Board then considered other benefits that may be realized by Brookfield and its affiliates, including Oaktree, from their relationship with the Fund. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and reputational benefits. The Board concluded that the benefits that may accrue to Brookfield and its affiliates by virtue of the advisory relationship to the Fund were fair and reasonable in light of the costs of providing investment advisory services to the Fund and the ongoing commitment of Brookfield to the Fund.

52	Brookfield Public Securities Group LLC

BROOKFIELD REAL ASSETS INCOME FUND INC. Dividend Reinvestment Plan (Unaudited)

A Dividend Reinvestment Plan (the “Plan”) is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the “Plan Agent”) in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund’s Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than the net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If the net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund’s shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent’s fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-800-937-5449.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

2024 Semi-Annual Report	53

BROOKFIELD REAL ASSETS INCOME FUND INC. Joint Notice of Privacy Policy (Unaudited)

Brookfield Public Securities Group LLC (“PSG”), on its own behalf and on behalf of the funds managed by PSG and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of the Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

WHAT INFORMATION DO WE COLLECT?

We collect the following Personal Information about you:

•   Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

•   Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

•   Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;

•   Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

•   Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);

•   Other organizations, with your consent or as directed by you; and

•   Other organizations, as permitted or required by law (e.g. for fraud protection)

When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.

HOW DO WE PROTECT CLIENT INFORMATION?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

CONTACT INFORMATION

For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.

54	Brookfield Public Securities Group LLC

CORPORATE INFORMATION

Investment Adviser

Brookfield Public Securities Group LLC

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281-1023

www.brookfield.com

Administrator

Brookfield Public Securities Group LLC

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281-1023

www.brookfield.com

Please direct your inquiries to:

Investor Relations

Phone: 1-855-777-8001

E-mail: info@brookfieldoaktree.com

Sub-Adviser

Oaktree Fund Advisors, LLC

333 South Grand Avenue, 28th Floor

Los Angeles, California 90071

Transfer Agent

Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Fund’s transfer agent:

American Stock Transfer & Trust Company

6201 15th Avenue

Brooklyn, New York 11219

1-800-937-5449

Fund Accounting Agent & Sub-Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Paul Hastings LLP

200 Park Avenue

New York, New York 10166

Custodian

U.S. Bank National Association

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Filing Administrator

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Directors of the Fund
Edward A. Kuczmarski William H. Wright II Heather S. Goldman Stuart A. McFarland Betty Whelchel Brian F. Hurley	Chair of Board of Directors Chair of Audit Committee Chair of Governance Committee Director Director Director (Interested)
Officers of the Fund
Brian F. Hurley Casey P. Tushaus Craig A. Ruckman Adam R. Sachs Mohamed S. Rasul	President Treasurer Secretary Chief Compliance Officer Assistant Treasurer

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

You may obtain a description of the Fund’s proxy voting policies and procedures, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

brookfieldoaktree.com
info@brookfieldoaktree.com
855-777-8001

Brookfield

©2024 Brookfield Corporation

(b)    Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)     Schedule of Investments is included as part of the report to stockholders filed under Item 1(a) of this Form.

(b)    Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the report to stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (01/01/24-01/31/24)(1)	1,742	12.8300	1,742	—
Month #2 (02/01/24-02/29/24)	—	—	—	—
Month #3 (03/01/24-03/31/24)(2)	1,900	12.6900	1,900	—
Month #4 (04/01/24-04/30/24)(3)	174,760	12.4171	174,760	—
Month #5 (05/01/24-05/31/24)	—	—	—	—
Month #6 (06/01/24-06/30/24)	—	—	—	—
Total	178,402	—	178,402	—

____________

(1)      During the period, 1,742 shares representing 0.0% of the Registrant’s total outstanding shares were repurchased.

(2)      During the period, 1,900 shares representing 0.0% of the Registrant’s total outstanding shares were repurchased.

(3)      During the period, 174,760 shares representing 0.3% of the Registrant’s total outstanding shares were repurchased.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)     The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal year reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     Not Applicable.

(b)    Not Applicable.

Item 19. Exhibits.

(a)     (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c_1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brookfield Real Assets Income Fund Inc.
By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date:	September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date:	September 3, 2024
By (Signature and Title)	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer
Date:	September 3, 2024